UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-21695

AXA ENTERPRISE FUNDS TRUST

(Exact name of registrant as specified in charter)

3343 Peachtree Road

Atlanta, Georgia 30326

(Address of principal executive offices)

Patricia Louie, Esq.

Vice President and Associate General Counsel

AXA Equitable Life Insurance Company

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

ARTHUR J. BROWN, ESQ.

Kirkpatrick & Lockhart Preston Gates Ellis LLP

1601 K. Street, N.W.

Washington, D.C. 20036-1800

Telephone: (202) 778-9046

Registrant’s telephone number, including area code: (800) 432-4320

Date of fiscal year end: October 31

Date of reporting period: November 1, 2006 – January 31, 2007

Item 1.	Schedule of Investments.

The following are schedules of investments of the registrant as of January 31, 2007. The schedules have not been audited.

AXA Enterprise Funds Trust

Quarterly Report

January 31, 2007

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE CAPITAL APPRECIATION FUND

PORTFOLIO OF INVESTMENTS

January 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (32.9%)
Automobiles (3.3%)
Toyota Motor Corp. (ADR)^	102,596	$13,520,101

Hotels, Restaurants & Leisure (16.4%)
Four Seasons Hotels, Inc.	123,438	10,277,448
Las Vegas Sands Corp.*	127,293	13,247,382
MGM MIRAGE*	251,948	17,628,802
Starbucks Corp.*	193,632	6,765,502
Station Casinos, Inc.^	51,077	4,249,606
Wynn Resorts Ltd.^	46,474	5,193,005
Yum! Brands, Inc.	163,697	9,823,457

		67,185,202

Household Durables (2.5%)
KB Home^	93,246	5,055,798
Lennar Corp., Class A	94,255	5,125,587

		10,181,385

Media (4.1%)
Comcast Corp., Class A*	377,453	16,728,717

Multiline Retail (3.7%)
Federated Department Stores, Inc.	133,423	5,535,720
Nordstrom, Inc.	24,374	1,357,876
Target Corp.	135,984	8,343,978

		15,237,574

Specialty Retail (2.9%)
Lowe’s Cos., Inc.	351,276	11,841,514

Total Consumer Discretionary		134,694,493

Consumer Staples (5.0%)
Beverages (1.5%)
Heineken N.V. (ADR)	249,757	6,306,364

Household Products (3.5%)
Procter & Gamble Co.	219,646	14,248,436

Total Consumer Staples		20,554,800

Energy (1.8%)
Energy Equipment & Services (1.8%)
Schlumberger Ltd.	118,130	7,500,074

Total Energy		7,500,074

Financials (17.1%)
Capital Markets (10.5%)
Goldman Sachs Group, Inc.	77,038	16,344,382
Lehman Brothers Holdings, Inc.	174,975	14,389,944
UBS AG (Registered)	200,747	12,649,068

		43,383,394

Commercial Banks (4.9%)
China Merchants Bank Co., Ltd., Class H*	401,500	865,824
Industrial & Commercial Bank of China Ltd., Class H*§	17,537,000	10,173,146
Wells Fargo & Co.	249,541	8,963,513

		20,002,483

Diversified Financial Services (0.6%)
Citigroup, Inc.	44,828	2,471,368

Real Estate Management & Development (1.1%)
CB Richard Ellis Group, Inc., Class A*^	36,829	1,385,139
St. Joe Co.^	52,387	3,033,207

		4,418,346

Total Financials		70,275,591

Health Care (13.6%)
Biotechnology (7.0%)
Amylin Pharmaceuticals, Inc.*^	136,998	5,312,782
Genentech, Inc.*	198,507	$17,343,557
Genzyme Corp.*	91,865	6,038,287

		28,694,626

Health Care Providers & Services (6.6%)
UnitedHealth Group, Inc.	520,828	27,218,471

Total Health Care		55,913,097

Industrials (18.1%)
Aerospace & Defense (9.0%)
Boeing Co.	88,629	7,937,613
General Dynamics Corp.	164,398	12,847,704
Lockheed Martin Corp.	93,126	9,050,916
United Technologies Corp.	104,928	7,137,202

		36,973,435

Air Freight & Logistics (3.3%)
FedEx Corp.	123,724	13,659,130

Road & Rail (5.8%)
Burlington Northern Santa Fe Corp.	160,892	12,929,281
Union Pacific Corp.	106,300	10,736,300

		23,665,581

Total Industrials		74,298,146

Information Technology (3.6%)
Communications Equipment (2.4%)
Cisco Systems, Inc.*	363,032	9,653,021

Semiconductors & Semiconductor Equipment (1.2%)
Intel Corp.	240,228	5,035,179

Total Information Technology		14,688,200

Materials (3.8%)
Chemicals (3.8%)
Monsanto Co.	204,706	11,277,254
Praxair, Inc.	64,257	4,052,046

Total Materials		15,329,300

Telecommunication Services (3.5%)
Wireless Telecommunication Services (3.5%)
America Movil S.A. de C.V. (ADR)	160,395	7,115,122
China Mobile Ltd	800,000	7,335,079

Total Telecommunication Services		14,450,201

Utilities (0.5%)
Independent Power Producers & Energy Traders (0.5%)
NRG Energy, Inc.*^	35,769	2,143,636

Total Utilities		2,143,636

Total Common Stocks (99.9%) (Cost $302,644,248)		409,847,538

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investment of Cash Collateral for Securities Loaned (4.9%)
DLJ/Pershing Division, Repurchase Agreement 5.41%, 2/1/07 (r) (Amortized Cost $20,130,732)	$20,130,732	20,130,732

Total Investments (104.8%) (Cost/Amortized Cost $322,774,980)		429,978,270
Other Assets Less Liabilities (-4.8%)		(19,749,644)

Net Assets (100%)		$410,228,626

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE CAPITAL APPRECIATION FUND

PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2007 (Unaudited)

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At January 31, 2007, the market value of these securities amounted to $10,173,146 or 2.48% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(r)	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the three months ended January 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$35,039,054
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$41,546,601

As of January 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$108,735,126
Aggregate gross unrealized depreciation	(1,604,421)

Net unrealized appreciation	$107,130,705

Federal income tax cost of investments	$322,847,565

At January 31, 2007, the Fund had loaned securities with a total value $20,118,495. This was secured by collateral of $20,130,732 of which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Fund has a net capital loss carryforward of $28,608,178 of which $3,326,309 expires in the year 2009 and $25,281,869 expires in the year 2010.

Included in the capital loss forward amounts are $3,338,500 of losses acquired from the Enterprise Health Care Fund as a result of a tax-free reorganization. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use in future years.

See Notes to Financial Statements

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE DEEP VALUE FUND

PORTFOLIO OF INVESTMENTS

January 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.7%)
Automobiles (0.5%)
Winnebago Industries, Inc.^	9,500	$318,630

Distributors (0.6%)
Genuine Parts Co.	9,100	432,432

Diversified Consumer Services (0.4%)
Service Corp. International	26,400	281,160

Hotels, Restaurants & Leisure (2.7%)
Carnival Corp.	17,700	912,612
Royal Caribbean Cruises Ltd.^	18,800	844,684

		1,757,296

Household Durables (3.3%)
Stanley Works	30,700	1,757,882
Whirlpool Corp.^	4,400	402,292

		2,160,174

Leisure Equipment & Products (1.1%)
Mattel, Inc.	29,400	716,184

Media (1.7%)
Gannett Co., Inc.	8,200	476,748
Idearc, Inc.*	19,200	622,464

		1,099,212

Multiline Retail (1.9%)
Dollar General Corp.	24,500	415,030
Family Dollar Stores, Inc.	25,300	819,720

		1,234,750

Specialty Retail (2.5%)
Advance Auto Parts, Inc.	24,600	933,570
Sherwin-Williams Co.	10,700	739,370

		1,672,940

Total Consumer Discretionary		9,672,778

Consumer Staples (9.6%)
Food Products (0.5%)
ConAgra Foods, Inc.	13,200	339,372

Tobacco (9.1%)
Altria Group, Inc.	16,800	1,468,152
Imperial Tobacco Group plc (ADR)	19,200	1,563,264
Loews Corp.- Carolina Group	13,100	897,874
Reynolds American, Inc.^	13,200	851,400
UST, Inc.	21,000	1,206,240

		5,986,930

Total Consumer Staples		6,326,302

Energy (6.9%)
Oil, Gas & Consumable Fuels (6.9%)
BP plc (ADR)	6,900	438,219
Chevron Corp.	5,000	364,400
ConocoPhillips	18,400	1,221,944
El Paso Corp.	18,200	282,464
Marathon Oil Corp.	3,100	280,054
Murphy Oil Corp.	7,100	352,941
Occidental Petroleum Corp.	26,000	1,205,360
Spectra Energy Corp.*	15,850	414,002

Total Energy		4,559,384

Financials (25.6%)
Commercial Banks (2.2%)
South Financial Group, Inc.	24,400	630,496
Wells Fargo & Co.	23,200	833,344

		1,463,840

Consumer Finance (3.9%)
Capital One Financial Corp.	10,000	804,000
First Marblehead Corp.^	14,100	767,040
SLM Corp.	22,200	$1,020,312

		2,591,352

Diversified Financial Services (4.4%)
Bank of America Corp.	22,383	1,176,898
Citigroup, Inc.	23,000	1,267,990
JPMorgan Chase & Co.	8,600	437,998

		2,882,886

Insurance (8.1%)
Allstate Corp.	16,400	986,624
American International Group, Inc.	14,300	978,835
Axis Capital Holdings Ltd.	18,800	619,460
Hartford Financial Services Group, Inc.	7,300	692,843
Willis Group Holdings Ltd.	20,600	841,716
XL Capital Ltd., Class A	17,600	1,214,400

		5,333,878

Real Estate Investment Trusts (REITs) (2.2%)
American Financial Realty Trust (REIT)^	45,300	506,454
Annaly Capital Management, Inc. (REIT)^	39,000	537,420
First Industrial Realty Trust, Inc. (REIT)^	9,100	430,066

		1,473,940

Thrifts & Mortgage Finance (4.8%)
MGIC Investment Corp.	9,400	580,168
New York Community Bancorp, Inc.^	22,700	383,403
People’s Bank/Connecticut^	17,550	789,575
Radian Group, Inc.^	12,200	734,684
Washington Mutual, Inc.	14,500	646,555

		3,134,385

Total Financials		16,880,281

Health Care (15.5%)
Health Care Equipment & Supplies (2.7%)
Baxter International, Inc.	19,600	973,336
Hillenbrand Industries, Inc.^	13,800	786,738

		1,760,074

Health Care Providers & Services (7.3%)
Coventry Health Care, Inc.*	16,500	850,575
HEALTHSOUTH Corp.*^	21,480	502,417
Omnicare, Inc.	14,100	566,679
Triad Hospitals, Inc.*	18,600	790,500
UnitedHealth Group, Inc.	14,000	731,640
WellPoint, Inc.*	17,300	1,355,974

		4,797,785

Pharmaceuticals (5.5%)
Bristol-Myers Squibb Co.	36,000	1,036,440
Pfizer, Inc.	46,100	1,209,664
Schering-Plough Corp.	13,900	347,500
Valeant Pharmaceuticals International^	23,100	407,253
Wyeth	13,200	652,212

		3,653,069

Total Health Care		10,210,928

Industrials (13.3%)
Aerospace & Defense (4.4%)
Goodrich Corp.	16,400	803,928
Honeywell International, Inc.	18,200	831,558
L-3 Communications Holdings, Inc.	15,100	1,243,334

		2,878,820

Electrical Equipment (3.1%)
American Power Conversion Corp.	45,600	1,401,744
Emerson Electric Co.	14,800	665,556

		2,067,300

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE DEEP VALUE FUND

PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Industrial Conglomerates (0.5%)
3M Co	4,400	$326,920

Machinery (3.0%)
Briggs & Stratton Corp.^	9,400	278,616
Illinois Tool Works, Inc.	22,100	1,126,879
ITT Corp.	9,500	566,675

		1,972,170

Road & Rail (2.3%)
Burlington Northern Santa Fe Corp.	9,900	795,564
Ryder System, Inc .	12,900	703,566

		1,499,130

Total Industrials		8,744,340

Information Technology (3.2%)
Communications Equipment (1.5%)
Nokia Oyj (ADR)	46,500	1,027,650

Electronic Equipment & Instruments (0.7%)
Tech Data Corp.*	12,872	478,066

IT Services (1.0%)
Mastercard, Inc., Class A^	5,700	635,835

Total Information Technology		2,141,551

Materials (1.1%)
Chemicals (1.1%)
E.I. du Pont de Nemours & Co.	14,000	693,840

Total Materials		693,840

Telecommunication Services (3.1%)
Diversified Telecommunication Services (3.1%)
AT&T, Inc.	17,490	658,149
Verizon Communications, Inc.	36,200	1,394,424

Total Telecommunication Services		2,052,573

Utilities (7.8%)
Electric Utilities (4.0%)
Duke Energy Corp.	31,700	624,173
Entergy Corp.	13,700	1,272,045
Pinnacle West Capital Corp.	15,000	731,850

		2,628,068

Multi-Utilities (3.8%)
CenterPoint Energy, Inc.^	18,200	$314,132
Dominion Resources, Inc.	9,100	754,936
MDU Resources Group, Inc.^	23,950	619,107
Xcel Energy, Inc.^	35,900	837,547

		2,525,722

Total Utilities		5,153,790

Total Common Stocks (100.8%) (Cost $55,548,784)		66,435,767

	Principal Amount
SHORT-TERM INVESTMENT:
Short-Term Investment of Cash Collateral for Securities Loaned (12.4%)
Banc of America Securities LLC, Repurchase Agreement 5.32%, 2/1/07 (r) (Amortized Cost $8,167,528)	$8,167,528	8,167,528

Total Investments (113.2%) (Cost/Amortized Cost $63,716,312)		74,603,295
Other Assets Less Liabilities (-13.2%)		(8,694,983)

Net Assets (100%)		$65,908,312

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(r)	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the three months ended January 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$3,188,374
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$3,150,193

As of January 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,672,371
Aggregate gross unrealized depreciation	(885,052)

Net unrealized appreciation	$10,787,319

Federal income tax cost of investments	$63,815,976

At January 31, 2007, the Fund had loaned securities with a total value $8,050,153. This was secured by collateral of $8,167,528 of which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the three months ended January 31, 2007, the Fund incurred approximately $20 as brokerage commissions with Sanford C. Bersntein & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE EQUITY FUND

PORTFOLIO OF INVESTMENTS

January 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.2%)
Household Durables (3.4%)
Pulte Homes, Inc.	95,130	$3,266,765

Internet & Catalog Retail (4.8%)
Amazon.com, Inc.*^	123,250	4,642,827

Total Consumer Discretionary		7,909,592

Consumer Staples (1.0%)
Food & Staples Retailing (1.0%)
Walgreen Co.	21,800	987,540

Total Consumer Staples		987,540

Energy (6.0%)
Energy Equipment & Services (6.0%)
Schlumberger Ltd.	91,330	5,798,542

Total Energy		5,798,542

Financials (21.2%)
Commercial Banks (4.0%)
Commerce Bancorp, Inc./ New Jersey^	114,515	3,868,317

Consumer Finance (5.0%)
SLM Corp.	106,000	4,871,760

Insurance (7.1%)
American International Group, Inc.	13,950	954,877
Progressive Corp.	253,120	5,869,853

		6,824,730

Thrifts & Mortgage Finance (5.1%)
Countrywide Financial Corp.	113,900	4,952,372

Total Financials		20,517,179

Health Care (17.8%)
Biotechnology (9.2%)
Amgen, Inc.*	15,000	1,055,550
Genentech, Inc.*	56,300	4,918,931
Genzyme Corp.*	44,900	2,951,277

		8,925,758

Health Care Equipment & Supplies (4.4%)
Varian Medical Systems, Inc.*	57,900	2,670,927
Zimmer Holdings, Inc.*	18,710	1,575,756

		4,246,683

Health Care Providers & Services (2.4%)
WellPoint, Inc.*	29,600	2,320,048

Health Care Technology (1.8%)
Cerner Corp.*^	38,300	1,720,819

Total Health Care		17,213,308

Industrials (9.1%)
Air Freight & Logistics (5.0%)
CH Robinson Worldwide, Inc.^	44,060	2,337,383
Expeditors International of Washington, Inc.	60,100	2,565,669

		4,903,052

Industrial Conglomerates (4.1%)
General Electric Co.	109,300	3,940,265

Total Industrials		8,843,317

Information Technology (34.7%)
Communications Equipment (5.9%)
QUALCOMM, Inc.	152,120	5,728,839

Computers & Peripherals (6.8%)
Dell, Inc.*	70,100	1,699,925
Network Appliance, Inc.*	128,270	$4,822,952

		6,522,877

Internet Software & Services (13.6%)
eBay, Inc.*	149,800	4,852,022
Google, Inc., Class A*	14,400	7,218,720
Yahoo!, Inc.*	39,400	1,115,414

		13,186,156

Software (8.4%)
Autodesk, Inc.*	45,885	2,006,092
Salesforce.com, Inc.*^	139,600	6,118,668

		8,124,760

Total Information Technology		33,562,632

Total Common Stocks (98.0%) (Cost $71,499,443)		94,832,110

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investment of Cash Collateral for Securities Loaned (10.4%)
Banc of America Securities LLC, Repurchase Agreement
5.32%, 2/1/07 (r)	$10,126,539	10,126,539

Time Deposit (0.5%)
JPMorgan Chase Nassau
4.73%, 2/1/07	459,934	459,934

Total Short-Term Investments (10.9%) (Amortized Cost $10,586,473)		10,586,473

Total Investments (108.9%) (Cost/Amortized Cost $82,085,916)		105,418,583
Other Assets Less Liabilities (-8.9%)		(8,618,895)

Net Assets (100%)		$96,799,688

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(r)	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE EQUITY FUND

PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2007 (Unaudited)

Investment security transactions for the three months ended January 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$4,354,554
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$18,910,286

As of January 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$24,677,122
Aggregate gross unrealized depreciation	(1,435,075)

Net unrealized appreciation	$23,242,047

Federal income tax cost of investments	$82,176,536

At January 31, 2007, the Fund had loaned securities with a total value $10,078,444. This was secured by collateral of $10,126,539 of which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Fund has a net capital loss carryforward of $49,573,818 of which $255,734 expires in the year 2010, $30,667,632 expires in the year 2011, $12,847,230 expires in the year 2012, and $5,803,222 expires in the year 2013. The Fund utilized $24,875,024 in capital loss carryforward during the fiscal year ended January 31, 2007.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE EQUITY INCOME FUND

PORTFOLIO OF INVESTMENTS

January 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.8%)
Automobiles (0.8%)
General Motors Corp.^	45,200	$1,484,368

Hotels, Restaurants & Leisure (2.4%)
Harrah’s Entertainment, Inc.	24,800	2,095,104
McDonald’s Corp.	59,400	2,634,390

		4,729,494

Household Durables (1.1%)
Koninklijke Philips Electronics N.V. (N.Y. Shares)^	20,000	783,000
Leggett & Platt, Inc.	20,800	504,192
Newell Rubbermaid, Inc.	29,500	871,430

		2,158,622

Media (1.9%)
CBS Corp., Class B	62,800	1,957,476
Thomson Corp.	40,900	1,720,663

		3,678,139

Specialty Retail (1.6%)
Limited Brands, Inc.	56,500	1,578,610
Sherwin-Williams Co.	22,900	1,582,390

		3,161,000

Total Consumer Discretionary		15,211,623

Consumer Staples (14.5%)
Beverages (2.1%)
Anheuser-Busch Cos., Inc.	45,500	2,319,135
Molson Coors Brewing Co., Class B	21,400	1,729,120

		4,048,255

Food Products (6.1%)
Campbell Soup Co.	27,100	1,042,808
ConAgra Foods, Inc.	117,900	3,031,209
General Mills, Inc.	16,900	967,356
H.J. Heinz Co.	55,000	2,591,600
Kellogg Co.	36,800	1,813,136
Kraft Foods, Inc., Class A^	39,400	1,375,848
Sara Lee Corp.	68,400	1,173,060

		11,995,017

Household Products (3.6%)
Colgate-Palmolive Co.	26,300	1,796,290
Kimberly-Clark Corp.	26,000	1,804,400
Procter & Gamble Co.	51,500	3,340,805

		6,941,495

Tobacco (2.7%)
Loews Corp.- Carolina Group.	32,300	2,213,842
Reynolds American, Inc.^	33,100	2,134,950
UST, Inc.	17,600	1,010,944

		5,359,736

Total Consumer Staples		28,344,503

Energy (9.3%)
Oil, Gas & Consumable Fuels (9.3%)
Chevron Corp.	50,199	3,658,503
ConocoPhillips	27,900	1,852,839
Exxon Mobil Corp.	68,000	5,038,800
Marathon Oil Corp.	20,300	1,833,902
Norsk Hydro ASA (ADR)^	55,600	1,795,880
PetroChina Co., Ltd. (ADR)^	17,100	2,108,943
Plains All American Pipeline LP	24,600	1,324,710
TransCanada Corp.^	17,200	570,868

Total Energy		18,184,445

Financials (29.0%)
Capital Markets (2.0%)
Morgan Stanley	46,900	3,882,851

Commercial Banks (4.9%)
Banco Santander Central Hispano S.A. (ADR)^	83,900	$1,583,193
HSBC Holdings plc (ADR)	29,100	2,672,253
PNC Financial Services Group, Inc.	25,100	1,851,627
Regions Financial Corp.	55,200	2,001,552
SunTrust Banks, Inc.	11,800	980,580
Wells Fargo & Co.	13,500	484,920

		9,574,125

Diversified Financial Services (6.3%)
Bank of America Corp.	50,000	2,629,000
Citigroup, Inc.	85,900	4,735,667
ING Groep N.V. (ADR)	22,400	986,944
JPMorgan Chase & Co.	77,000	3,921,610

		12,273,221

Insurance (9.9%)
Aegon N.V. (N.Y. Registered Shares)	146,094	2,886,817
Allstate Corp.	33,700	2,027,392
Chubb Corp.	28,600	1,488,344
Lincoln National Corp.	59,300	3,981,402
Manulife Financial Corp.	69,500	2,342,845
Nationwide Financial Services, Inc.	63,500	3,470,275
PartnerReinsurance Ltd.	27,100	1,842,800
Sun Life Financial, Inc.^	29,400	1,261,554

		19,301,429

Real Estate Investment Trusts (REITs) (5.9%)
CBL & Associates Properties, Inc. (REIT)^	38,300	1,797,419
First Industrial Realty Trust, Inc. (REIT)^	46,000	2,173,960
General Growth Properties, Inc. (REIT)	19,800	1,218,096
Highwoods Properties, Inc. (REIT)	19,800	865,260
Host Hotels & Resorts, Inc. (REIT)	110,900	2,935,523
Simon Property Group, Inc. (REIT)	22,600	2,585,214

		11,575,472

Total Financials		56,607,098

Health Care (7.9%)
Health Care Equipment & Supplies (0.9%)
Hillenbrand Industries, Inc.^	31,300	1,784,413

Pharmaceuticals (7.0%)
Biovail Corp.	47,200	961,936
Eli Lilly & Co.^	39,200	2,121,504
Johnson & Johnson	38,200	2,551,760
Merck & Co., Inc.	85,300	3,817,175
Pfizer, Inc.	129,600	3,400,704
Wyeth	15,400	760,914

		13,613,993

Total Health Care		15,398,406

Industrials (10.4%)
Aerospace & Defense (2.4%)
Northrop Grumman Corp.	27,600	1,957,944
Raytheon Co.	50,800	2,636,520

		4,594,464

Commercial Services & Supplies (3.0%)
R.R. Donnelley & Sons Co.	56,500	2,096,150
Steelcase, Inc., Class A	34,900	683,691
Waste Management, Inc.	81,900	3,110,562

		5,890,403

Electrical Equipment (1.2%)
Emerson Electric Co.	54,200	2,437,374

Industrial Conglomerates (2.0%)
General Electric Co.	108,000	3,893,400

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE EQUITY INCOME FUND

PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Machinery (1.8%)
SPX Corp.	49,800	$3,495,462

Total Industrials		20,311,103

Information Technology (3.4%)
Communications Equipment (0.8%)
Nokia Oyj (ADR)	67,600	1,493,960

IT Services (0.2%)
Sabre Holdings Corp., Class A	15,200	491,112

Semiconductors & Semiconductor Equipment (2.4%)
Microchip Technology, Inc.	64,900	2,255,924
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	224,536	2,449,688

		4,705,612

Total Information Technology		6,690,684

Materials (5.2%)
Chemicals (3.1%)
BASF AG (ADR)	17,100	1,654,767
E.I. du Pont de Nemours & Co.	33,300	1,650,348
International Flavors & Fragrances, Inc.	33,900	1,643,472
PPG Industries, Inc.	16,200	1,073,898

		6,022,485

Containers & Packaging (0.9%)
Bemis Co.	20,500	695,155
Sonoco Products Co.	28,600	1,101,100

		1,796,255

Metals & Mining (0.2%)
Southern Copper Corp.^	7,200	450,000

Paper & Forest Products (1.0%)
Louisiana-Pacific Corp.	80,200	1,837,382

Total Materials		10,106,122

Telecommunication Services (5.8%)
Diversified Telecommunication Services (5.0%)
AT&T, Inc.	171,302	6,446,094
Verizon Communications, Inc.	88,700	3,416,724

		9,862,818

Wireless Telecommunication Services (0.8%)
Sprint Nextel Corp.	82,700	1,474,541

Total Telecommunication Services		$11,337,359

Utilities (3.4%)
Electric Utilities (2.3%)
Duke Energy Corp.	72,600	1,429,494
FirstEnergy Corp.	51,600	3,061,428

		4,490,922

Multi-Utilities (1.1%)
MDU Resources Group, Inc.^	63,150	1,632,428
PNM Resources, Inc.	19,400	591,312

		2,223,740

Total Utilities		6,714,662

Total Common Stocks (96.7%) (Cost $159,505,063)		188,906,005

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investment of Cash Collateral for Securities Loaned (6.4%)
Banc of America Securities LLC, Repurchase Agreement
5.32%, 2/1/07 (r)	$12,542,982	12,542,982

Time Deposit (2.9%)
JPMorgan Chase Nassau
4.73%, 2/1/07	5,706,605	5,706,605

Total Short-Term Investments (9.3%) (Amortized Cost $18,249,587)		18,249,587

Total Investments (106.0%) (Cost/Amortized Cost $177,754,650)		207,155,592
Other Assets Less Liabilities (-6.0%)		(11,801,258)

Net Assets (100%)		$195,354,334

^	All, or a portion of security out on loan (See Note 1).

(r)	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the three months ended January 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$34,479,180
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$39,753,552

As of January 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$29,960,849
Aggregate gross unrealized depreciation	(748,112)

Net unrealized appreciation	$29,212,737

Federal income tax cost of investments	$177,942,855

At January 31, 2007, the Fund had loaned securities with a total value $12,381,026. This was secured by collateral of $12,542,982 of which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE GLOBAL FINANCIAL SERVICES FUND

PORTFOLIO OF INVESTMENTS

January 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (1.7%)
QBE Insurance Group Ltd.	45,800	$1,092,682

Belgium (3.3%)
Fortis (Brussels Exchange)	49,700	2,080,853

Bermuda (3.0%)
ACE Ltd.	10,800	624,024
Catlin Group Ltd.	85,000	821,912
XL Capital Ltd., Class A	6,700	462,300

		1,908,236

Canada (4.7%)
Canadian Imperial Bank of Commerce	19,500	1,666,520
Industrial Alliance Insurance and Financial Services, Inc.	27,500	811,907
Sun Life Financial, Inc.	12,072	517,079

		2,995,506

France (10.0%)
BNP Paribas	21,880	2,432,355
Credit Agricole S.A.	46,130	1,969,730
Natixis	23,000	645,268
Societe Generale	7,430	1,308,241

		6,355,594

Germany (4.1%)
Allianz SE (Registered)	7,900	1,570,645
Muenchener Rueckversicherungs AG (Registered)	6,500	1,022,018

		2,592,663

Italy (0.6%)
Fondiaria-Sai S.p.A. (RNC)	11,400	379,972

Japan (7.4%)
Leopalace21 Corp.	57,300	1,819,047
ORIX Corp.	2,800	800,926
Sumitomo Mitsui Financial Group, Inc.	210	2,135,417

		4,755,390

Netherlands (4.5%)
ABN AMRO Holding N.V.	35,768	1,138,729
ING Groep N.V. (CVA)	39,670	1,729,475

		2,868,204

Norway (1.4%)
DnB NOR ASA	60,300	902,112

Spain (3.3%)
Banco Santander Central Hispano S.A.	111,399	2,112,011

Switzerland (5.1%)
Credit Suisse Group (Registered)	46,700	3,287,863

United Kingdom (12.6%)
Aviva plc	119,000	1,912,360
Barclays plc	98,400	1,425,300
Friends Provident plc	120,990	513,912
HBOS plc	47,500	1,032,969
Kensington Group plc	34,300	522,340
Royal Bank of Scotland Group plc	65,000	2,601,874

		8,008,755

United States (32.8%)
American International Group, Inc.	29,300	2,005,585
Bank of America Corp.	38,486	2,023,594
Chubb Corp.	25,200	1,311,408
Citigroup, Inc.	52,000	2,866,760
Countrywide Financial Corp.	3,500	152,180
Fannie Mae	24,200	$1,368,026
Freddie Mac	16,400	1,064,852
Genworth Financial, Inc., Class A	25,800	900,420
Hartford Financial Services Group, Inc.	12,900	1,224,339
JPMorgan Chase & Co.	56,000	2,852,080
Merrill Lynch & Co., Inc.	14,100	1,319,196
MetLife, Inc.	28,400	1,764,208
Radian Group, Inc.^	15,000	903,300
St. Paul Travelers Cos., Inc.	22,402	1,139,142

		20,895,090

Total Common Stocks (94.5%) (Cost $42,643,796)		60,234,931

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investment of Cash Collateral for Securities Loaned (0.4%)
Banc of America Securities LLC, Repurchase Agreement
5.32%, 2/1/07 (r)	$284,350	284,350

Time Deposit (0.5%)
JPMorgan Chase Nassau
4.73%, 2/1/07	329,385	329,385

Total Short-Term Investments (0.9%) (Amortized Cost $613,735)		613,735

Total Investments (95.4%) (Cost/Amortized Cost $43,257,531)		60,848,666
Other Assets Less Liabilities (4.6%)		2,910,591

Net Assets (100%)		$63,759,257

^	All, or a portion of security out on loan (See Note 1).

(r)	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

CVA — Dutch Certification

RNC — Risparmio Non-Convertible Savings Shares

Market Sector Diversification
As a Percentage of Total Net Assets

Commercial Banks	30.4%
Insurance	28.3
Diversified Financial Services	18.1
Capital Markets	7.2
Thrifts & Mortgage Finance	6.3
Real Estate Management & Development	2.9
Consumer Finance	1.3
Cash and Other	5.5

100.0%

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE GLOBAL FINANCIAL SERVICES FUND

PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2007 (Unaudited)

Investment security transactions for the three months ended January 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$901,072
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,427,040

As of January 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,951,798
Aggregate gross unrealized depreciation	(365,658)

Net unrealized appreciation	$17,586,140

Federal income tax cost of investments	$43,262,526

At January 31, 2007, the Fund had loaned securities with a total value $283,034. This was secured by collateral of $284,350 of which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE GOVERNMENT SECURITIES FUND

PORTFOLIO OF INVESTMENTS

January 31, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Government Securities (96.1%)
Agency CMO (3.0%)
Government National Mortgage Association
6.000%, 6/16/32	$6,183,456	$6,185,671

U.S. Government Agencies (93.1%)
Federal Home Loan Mortgage Corp.
7.000%, 9/1/17	57,275	59,356
7.000%, 10/1/17	43,360	44,936
10.000%, 10/1/18	57,341	62,396
10.000%, 7/1/20	108,288	117,984
10.000%, 10/1/20	99,440	108,930
6.500%, 7/1/21	405,684	415,982
9.000%, 10/1/22	218,956	236,339
4.860%, 11/1/32 (l)	1,401,691	1,416,515
6.000%, 10/1/34	2,834,182	2,849,736
4.500%, 10/1/35	4,691,698	4,367,739
5.500%, 11/1/35	5,484,391	5,401,223
5.500%, 3/1/36	28,304,187	27,874,970
5.500%, 5/1/36	4,835,256	4,758,936
Federal National Mortgage Association
5.500%, 1/1/09	94,482	94,262
6.500%, 2/1/09	4,874	4,901
5.500%, 6/1/09	172,652	171,992
7.000%, 3/1/14	104,358	107,721
8.000%, 11/1/16	710,694	751,620
6.500%, 8/1/19	548,828	563,603
9.500%, 8/1/20	44,813	48,998
9.500%, 10/1/20	118,981	130,092
5.500%, 2/1/23	3,897,150	3,862,007
5.500%, 8/1/23	5,080,409	5,034,595
6.000%, 11/1/28	1,274,573	1,285,868
7.000%, 11/1/30	78,858	81,362
5.756%, 6/1/32 (l)	757,385	765,772
4.686%, 11/1/32 (l)	1,768,144	1,758,602
4.828%, 12/1/32 (l)	1,783,841	1,781,030
4.192%, 5/1/33 (l)	7,062,840	6,935,936
5.500%, 7/1/33	5,934,277	5,815,669
4.500%, 9/1/33	5,239,608	4,891,434
4.106%, 10/1/33 (l)	7,309,188	7,152,496
5.000%, 6/1/35	9,060,717	8,699,187
5.000%, 7/1/35	7,759,565	7,449,952
5.000%, 8/1/35	908,962	872,694
4.851%, 9/1/35 (l)	6,919,246	6,849,505
5.500%, 10/1/36	$4,632,860	$4,556,498
Government National Mortgage Association
9.000%, 8/15/16	538	575
7.000%, 12/15/27	383,518	397,094
6.500%, 8/15/28	64,707	66,504
6.000%, 1/15/29	680,950	689,124
7.000%, 6/15/29	151,096	156,403
7.000%, 10/15/29	344,906	357,020
5.000%, 3/20/32 (l)	674,354	676,050
5.500%, 12/15/32	518,817	514,155
5.500%, 12/15/32	6,980,660	6,917,929
5.000%, 5/15/33	14,086,814	13,617,004
5.000%, 6/15/33	9,021,828	8,720,940
5.000%, 7/15/33	28,592,773	27,639,174
5.000%, 9/15/33	3,425,035	3,310,806
5.000%, 3/15/34	6,450,537	6,233,484
5.500%, 6/15/34	4,344,728	4,304,310

		190,981,410

Total Government Securities		197,167,081

Total Long-Term Debt Securities (96.1%) (Cost $198,875,924)		197,167,081

SHORT-TERM INVESTMENT:
Time Deposit (3.5%)
JPMorgan Chase Nassau 4.73%, 2/1/07 (Amortized Cost $7,123,126)	7,123,126	7,123,126

Total Investments (99.6%) (Cost/Amortized Cost $205,999,050)		204,290,207
Other Assets Less Liabilities (0.4%)		901,929

Net Assets (100%)		$205,192,136

(l)	Floating rate security. Rate disclosed is as of January 31, 2007.

Glossary:

CMO — Collateralized Mortgage Obligation

Investment security transactions for the three months ended January 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$91,832
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$5,976,510
As of January 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$1,357,706
Aggregate gross unrealized depreciation	(3,066,549)

Net unrealized depreciation	$(1,708,843)

Federal income tax cost of investments	$205,999,050

The Fund has a net capital loss carryforward of $1,263,830 of which $22,367 expires in the year 2012, $214,092 expires in the year 2013, $1,027,371 expires in the year 2014.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE GROWTH AND INCOME FUND

PORTFOLIO OF INVESTMENTS

January 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.9%)
Auto Components (3.3%)
BorgWarner, Inc.^	31,500	$2,159,010
Johnson Controls, Inc.^	48,400	4,475,064

		6,634,074

Automobiles (0.8%)
Harley-Davidson, Inc.^	22,900	1,563,383

Diversified Consumer Services (0.5%)
H&R Block, Inc.	40,400	993,840

Hotels, Restaurants & Leisure (1.8%)
Carnival Corp.	69,600	3,588,576

Household Durables (0.9%)
Fortune Brands, Inc.^	22,800	1,908,816

Internet & Catalog Retail (0.7%)
Amazon.com, Inc.*	38,600	1,454,062

Media (4.2%)
News Corp., Class A	73,400	1,706,550
Omnicom Group, Inc.	35,000	3,682,000
R.H. Donnelley Corp.*^	27,980	1,862,909
Viacom, Inc., Class B*	28,100	1,142,827

		8,394,286

Specialty Retail (2.1%)
Chico’s FAS, Inc.*^	53,600	1,119,168
Home Depot, Inc.	77,700	3,165,498

		4,284,666

Textiles, Apparel & Luxury Goods (0.6%)
Coach, Inc.*	26,600	1,219,876

Total Consumer Discretionary		30,041,579

Consumer Staples (4.2%)
Beverages (1.4%)
Anheuser-Busch Cos., Inc.	29,800	1,518,906
Constellation Brands, Inc., Class A*^	51,900	1,284,006

		2,802,912

Food & Staples Retailing (2.8%)
Costco Wholesale Corp.	52,800	2,966,304
Sysco Corp.	79,200	2,736,360

		5,702,664

Total Consumer Staples		8,505,576

Energy (5.4%)
Energy Equipment & Services (2.9%)
ENSCO International, Inc.^	37,700	1,917,799
GlobalSantaFe Corp.	36,700	2,128,967
Halliburton Co.	58,300	1,722,182

		5,768,948

Oil, Gas & Consumable Fuels (2.5%)
Chevron Corp.	17,200	1,253,536
EOG Resources, Inc.^	25,600	1,769,728
Exxon Mobil Corp.	28,000	2,074,800

		5,098,064

Total Energy		10,867,012

Financials (25.2%)
Capital Markets (6.4%)
Mellon Financial Corp.^	106,800	4,564,632
Morgan Stanley	100,600	8,328,674

		12,893,306

Commercial Banks (6.6%)
City National Corp./California^	13,500	971,055
Fifth Third Bancorp	85,000	3,391,500
PNC Financial Services Group, Inc.^	37,100	2,736,867
Wells Fargo & Co.	173,500	$6,232,120

		13,331,542

Diversified Financial Services (6.6%)
Citigroup, Inc.	167,500	9,234,275
JPMorgan Chase & Co.	81,500	4,150,795

		13,385,070

Insurance (4.4%)
Allstate Corp.	33,400	2,009,344
American International Group, Inc.	67,400	4,613,530
Hartford Financial Services Group, Inc.	23,000	2,182,930

		8,805,804

Thrifts & Mortgage Finance (1.2%)
Freddie Mac	35,800	2,324,494

Total Financials		50,740,216

Health Care (16.1%)
Biotechnology (2.3%)
Cephalon, Inc.*^	12,200	883,402
Genzyme Corp.*^	45,000	2,957,850
Millennium Pharmaceuticals, Inc.*^	67,400	748,140

		4,589,392

Health Care Equipment & Supplies (1.1%)
Medtronic, Inc.	43,100	2,303,695

Health Care Providers & Services (3.1%)
Medco Health Solutions, Inc.*^	41,000	2,427,610
UnitedHealth Group, Inc.	72,600	3,794,076

		6,221,686

Life Sciences Tools & Services (0.6%)
Waters Corp.*	20,800	1,179,152

Pharmaceuticals (9.0%)
Allergan, Inc.	39,800	4,645,058
Bristol-Myers Squibb Co.	95,000	2,735,050
Johnson & Johnson	52,100	3,480,280
Merck & Co., Inc.	62,700	2,805,825
Wyeth	88,700	4,382,667

		18,048,880

Total Health Care		32,342,805

Industrials (9.9%)
Aerospace & Defense (0.9%)
Northrop Grumman Corp.	24,800	1,759,312

Air Freight & Logistics (1.7%)
FedEx Corp.	30,900	3,411,360

Building Products (2.2%)
Masco Corp.	137,900	4,411,421

Machinery (3.1%)
Illinois Tool Works, Inc.	79,700	4,063,903
PACCAR, Inc.^	33,700	2,253,519

		6,317,422

Road & Rail (2.0%)
Burlington Northern Santa Fe Corp.	50,100	4,026,036

Total Industrials		19,925,551

Information Technology (12.3%)
Computers & Peripherals (0.7%)
Dell, Inc.*	58,300	1,413,775

Internet Software & Services (0.7%)
Yahoo!, Inc.*	50,300	1,423,993

IT Services (0.6%)
Accenture Ltd., Class A^	33,200	1,253,300

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE GROWTH AND INCOME FUND

PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Semiconductors & Semiconductor Equipment (4.0%)
Analog Devices, Inc.	71,300	$2,335,075
Intel Corp.	174,900	3,665,904
Xilinx, Inc.	81,800	1,987,740

		7,988,719

Software (6.3%)
McAfee, Inc.*^	37,000	1,082,620
Microsoft Corp.	243,600	7,517,496
Red Hat, Inc.*^	58,100	1,320,613
Symantec Corp.*^	150,996	2,674,139

		12,594,868

Total Information Technology		24,674,655

Telecommunication Services (3.8%)
Diversified Telecommunication Services (1.9%)
AT&T, Inc.	84,700	3,187,261
Embarq Corp.	10,904	605,281

		3,792,542

Wireless Telecommunication Services (1.9%)
Sprint Nextel Corp.	218,583	3,897,335

Total Telecommunication Services		7,689,877

Utilities (6.0%)
Electric Utilities (4.2%)
American Electric Power Co., Inc.^	42,600	1,854,378
Exelon Corp.	86,400	5,183,136
Northeast Utilities^	22,100	611,065
Pepco Holdings, Inc.^	33,300	851,814

		8,500,393

Multi-Utilities (1.8%)
NiSource, Inc.^	50,800	$1,209,040
Sempra Energy	40,400	2,318,152

		3,527,192

Total Utilities		12,027,585

Total Common Stocks (97.8%) (Cost $158,111,947)		196,814,856

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investment of Cash Collateral for Securities Loaned (12.6%)
Banc of America Securities LLC, Repurchase Agreement
5.32%, 2/1/07 (r)	$25,377,265	25,377,265

Time Deposit (1.5%)
JPMorgan Chase Nassau
4.73%, 2/1/07	3,000,411	3,000,411

Total Short-Term Investments (14.1%) (Amortized Cost $28,377,676)		28,377,676

Total Investments (111.9%) (Cost/Amortized Cost $186,489,623)		225,192,532
Other Assets Less Liabilities (-11.9%)		(23,858,490)

Net Assets (100%)		$201,334,042

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(r)	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Investment security transactions for the three months ended January 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$17,240,204
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$17,063,199
As of January 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$41,329,453
Aggregate gross unrealized depreciation	(2,761,064)

Net unrealized appreciation	$38,568,389

Federal income tax cost of investments	$186,624,143

At January 31, 2007, the Fund had loaned securities with a total value $25,029,341. This was secured by collateral of $25,377,265 of which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the three months ended January 31, 2007, the Fund incurred approximately $21 as brokerage commissions with UBS AG, an affiliated broker/dealer.

The Fund has a net capital loss carryforward of $4,472,171 which expires in the year 2011.

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE HIGH-YIELD BOND FUND

PORTFOLIO OF INVESTMENTS

January 31, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Consumer Discretionary (29.8%)
Auto Components (1.2%)
Avis Budget Car Rental LLC/ Avis Budget Finance, Inc.
7.625%, 5/15/14 §	$955,000	$947,838
Lear Corp.
8.500%, 12/1/13 §	75,000	75,000
8.750%, 12/1/16 §	310,000	309,225
TRW Automotive, Inc.
9.375%, 2/15/13	597,000	638,790

		1,970,853

Automobiles (2.2%)
Ford Motor Co.
7.450%, 7/16/31^	500,000	405,625
General Motors Corp.
8.375%, 7/15/33^	3,180,000	2,993,175

		3,398,800

Distributors (0.6%)
Buhrmann U.S., Inc.
8.250%, 7/1/14	875,000	881,563

Diversified Consumer Services (1.2%)
Carriage Services, Inc.
7.875%, 1/15/15	665,000	662,506
Education Management LLC/ Education Management Corp.
8.750%, 6/1/14 §	935,000	981,750
Service Corp. International
6.750%, 4/1/16	200,000	195,500

		1,839,756

Hotels, Restaurants & Leisure (4.4%)
American Casino & Entertainment Properties LLC
7.850%, 2/1/12	975,000	995,719
Landry’s Restaurants, Inc., Series B
7.500%, 12/15/14	1,160,000	1,142,600
MGM MIRAGE
6.750%, 9/1/12	200,000	198,500
Mohegan Tribal Gaming Authority
7.125%, 8/15/14^	1,305,000	1,334,362
San Pasqual Casino
8.000%, 9/15/13^ §	875,000	892,500
Seneca Gaming Corp.
7.250%, 5/1/12	250,000	250,625
Series B
7.250%, 5/1/12	300,000	300,750
Speedway Motorsports, Inc.
6.750%, 6/1/13	325,000	325,406
Station Casinos, Inc.
6.875%, 3/1/16	1,350,000	1,235,250
Turning Stone Resort Casino Enterprise
9.125%, 9/15/14 §	200,000	205,750

		6,881,462

Household Durables (0.4%)
American Greetings Corp.
7.375%, 6/1/16	130,000	133,575
K. Hovnanian Enterprises, Inc.
7.500%, 5/15/16	450,000	450,000
Standard-Pacific Corp.
6.875%, 5/15/11	100,000	98,500

		682,075

Internet & Catalog Retail (0.7%)
FTD, Inc.
7.750%, 2/15/14	1,088,000	1,090,720

Leisure Equipment & Products (0.3%)
Steinway Musical Instruments, Inc.
7.000%, 3/1/14 §	$530,000	$522,050

Media (14.2%)
Allbritton Communications Co.
7.750%, 12/15/12	815,000	829,263
CBD Media, Inc./CBD Finance
8.625%, 6/1/11	425,000	437,750
CCH I Holdings LLC/CCH I Holdings Capital Corp.
11.000%, 10/1/15	2,585,000	2,669,012
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp.
8.375%, 4/30/14^ §	580,000	603,200
Dex Media West LLC/ Dex Media Finance Co.,
Series B
8.500%, 8/15/10	300,000	313,125
Echostar DBS Corp.
6.375%, 10/1/11	225,000	223,031
Idearc, Inc.
8.000%, 11/15/16 §	2,145,000	2,179,856
Inmarsat Finance plc
7.625%, 6/30/12^	232,000	239,540
Intelsat Bermuda Ltd.
11.354%, 6/15/13^ §	2,400,000	2,562,000
Intelsat Corp.
9.000%, 8/15/14	1,096,000	1,180,940
Intelsat Intermediate Holding Co., Ltd.
0.000%, 2/1/15 (e)	4,765,000	3,859,650
Intelsat Subsidiary Holding Co., Ltd.
8.625%, 1/15/15	500,000	531,875
Mediacom Broadband LLC
8.500%, 10/15/15^	500,000	506,250
Mediacom LLC/ Mediacom Capital Corp.
9.500%, 1/15/13^	1,025,000	1,055,750
Primedia, Inc.
8.875%, 5/15/11^	775,000	790,500
Quebecor Media, Inc.
7.750%, 3/15/16	1,150,000	1,167,250
R.H. Donnelley Corp.
6.875%, 1/15/13	905,000	866,538
Series A-1
6.875%, 1/15/13	1,445,000	1,383,587
Series A-2
6.875%, 1/15/13	650,000	622,375
Videotron Ltd.
6.875%, 1/15/14	375,000	374,063

		22,395,555

Multiline Retail (1.1%)
Bon-Ton Department Stores, Inc.
10.250%, 3/15/14^	980,000	1,014,300
Neiman Marcus Group, Inc.
9.000%, 10/15/15^	685,000	750,075

		1,764,375

Specialty Retail (1.3%)
Asbury Automotive Group, Inc.
9.000%, 6/15/12^	750,000	784,687
8.000%, 3/15/14	450,000	456,750
AutoNation, Inc.
7.000%, 4/15/14^	745,000	748,725

		1,990,162

Textiles, Apparel & Luxury Goods (2.2%)
INVISTA
9.250%, 5/1/12 §	325,000	347,750

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE HIGH-YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Levi Strauss & Co.
10.110%, 4/1/12^ (l)	$1,300,000	$1,332,500
Perry Ellis International, Inc., Series B
8.875%, 9/15/13	1,225,000	1,249,500
Phillips-Van Heusen Corp.
7.250%, 2/15/11	210,000	214,200
8.125%, 5/1/13	325,000	341,250

		3,485,200

Total Consumer Discretionary		46,902,571

Consumer Staples (6.3%)
Beverages (1.3%)
Constellation Brands, Inc.
7.250%, 9/1/16	575,000	587,938
Series B
8.125%, 1/15/12^	220,000	228,800
Cott Beverages, Inc.
8.000%, 12/15/11^	1,145,000	1,170,762

		1,987,500

Food & Staples Retailing (2.6%)
Ingles Markets, Inc.
8.875%, 12/1/11	790,000	824,563
Pantry, Inc.
7.750%, 2/15/14^	1,275,000	1,278,187
Stater Brothers Holdings, Inc.
8.125%, 6/15/12^	820,000	832,300
SUPERVALU, Inc.
7.500%, 11/15/14	1,155,000	1,203,463

		4,138,513

Food Products (1.3%)
Dole Food Co., Inc.
8.625%, 5/1/09^	1,013,000	1,013,000
Pilgrim’s Pride Corp.
8.375%, 5/1/17	215,000	211,775
Smithfield Foods, Inc., Series B
7.750%, 5/15/13^	850,000	864,875

		2,089,650

Household Products (0.9%)
Central Garden & Pet Co.
9.125%, 2/1/13	1,310,000	1,365,675
Personal Products (0.2%)
Elizabeth Arden, Inc.
7.750%, 1/15/14	360,000	363,600

Total Consumer Staples		9,944,938

Energy (6.7%)
Energy Equipment & Services (1.7%)
Allis-Chalmers Energy, Inc.
8.500%, 3/1/17 §	50,000	50,000
Complete Production Services, Inc.
8.000%, 12/15/16 §	690,000	698,625
Dresser-Rand Group, Inc.
7.375%, 11/1/14	209,000	209,523
Hanover Equipment Trust,
Series 01-B
8.750%, 9/1/11	1,700,000	1,768,000

		2,726,148

Oil, Gas & Consumable Fuels (5.0%)
Atlas Pipeline Partners LP
8.125%, 12/15/15^	665,000	684,950
Chesapeake Energy Corp.
6.625%, 1/15/16	1,130,000	1,098,925
Colorado Interstate Gas Co.
6.800%, 11/15/15	500,000	518,505
Compton Petroleum Finance Corp.
7.625%, 12/1/13	1,000,000	955,000
Denbury Resources, Inc.
7.500%, 12/15/15	$550,000	$550,000
El Paso Corp.
7.875%, 6/15/12^	215,000	227,363
Ferrellgas Escrow LLC/ Ferrellgas Finance Escrow Corp.
6.750%, 5/1/14	333,000	320,512
Inergy LP/Inergy Finance Corp.
6.875%, 12/15/14	550,000	532,125
Northwest Pipeline Corp.
7.000%, 6/15/16	775,000	807,937
Peabody Energy Corp.
7.375%, 11/1/16	475,000	495,187
Pogo Producing Co.
7.875%, 5/1/13 §	125,000	125,938
6.875%, 10/1/17^	320,000	301,600
Sabine Pass LNG LP
7.250%, 11/30/13 §	300,000	294,375
7.500%, 11/30/16 §	950,000	933,375

		7,845,792

Total Energy		10,571,940

Financials (14.2%)
Capital Markets (1.1%)
Arch Western Finance LLC
6.750%, 7/1/13	675,000	666,562
Basell AF SCA
8.375%, 8/15/15^ §	635,000	655,638
E*Trade Financial Corp.
7.375%, 9/15/13	350,000	363,125

		1,685,325

Consumer Finance (7.7%)
Ford Motor Credit Co.
7.875%, 6/15/10	6,945,000	7,046,973
7.000%, 10/1/13^	155,000	147,863
8.000%, 12/15/16	100,000	98,187
GMAC LLC
6.875%, 9/15/11	2,910,000	2,953,263
8.000%, 11/1/31	1,610,000	1,812,231

		12,058,517

Diversified Financial Services (3.8%)
American Real Estate Partners LP/ American Real Estate Finance Corp.
7.125%, 2/15/13	100,000	99,000
Crystal U.S. Holdings 3 LLC/ Crystal U.S. Sub 3 Corp., Series B
0.000%, 10/1/14 (e)	1,250,000	1,087,500
Di Finance LLC/ DynCorp International, Series B
9.500%, 2/15/13	487,000	511,350
iPayment, Inc.
9.750%, 5/15/14	880,000	906,400
Rainbow National Services LLC
8.750%, 9/1/12 §	200,000	213,000
10.375%, 9/1/14^ §	945,000	1,063,125
Regency Energy Partners LP/ Regency Energy Finance Corp.
8.375%, 12/15/13 §	775,000	776,938
Sally Holdings LLC
9.250%, 11/15/14 §	1,310,000	1,344,387

		6,001,700

Real Estate Investment Trusts (REITs) (1.6%)
Felcor Lodging LP (REIT)
8.500%, 6/1/11	1,300,000	1,379,625

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE HIGH-YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Thornburg Mortgage, Inc. (REIT)
8.000%, 5/15/13	$1,150,000	$1,144,250

		2,523,875

Total Financials		22,269,417

Health Care (4.8%)
Health Care Providers & Services (4.8%)
HCA, Inc.
6.950%, 5/1/12	2,435,000	2,310,206
6.300%, 10/1/12	925,000	848,687
9.250%, 11/15/16 §	725,000	770,313
9.625%, 11/15/16^ §	750,000	805,313
Tenet Healthcare Corp.
9.875%, 7/1/14	680,000	689,350
U.S. Oncology Holdings, Inc.
10.675%, 3/15/15 (l)	935,000	951,362
U.S. Oncology, Inc.
9.000%, 8/15/12	1,050,000	1,113,000

Total Health Care		7,488,231

Industrials (7.3%)
Aerospace & Defense (3.6%)
Alion Science and Technology Corp.
10.250%, 2/1/15 §	725,000	730,437
Alliant Techsystems, Inc.
6.750%, 4/1/16^	300,000	299,250
Argo-Tech Corp.
9.250%, 6/1/11	450,000	487,125
Bombardier, Inc.
6.750%, 5/1/12 §	500,000	490,625
DRS Technologies, Inc.
6.625%, 2/1/16	725,000	717,750
Esterline Technologies Corp.
7.750%, 6/15/13	770,000	793,100
L-3 Communications Corp.,
Series B
6.375%, 10/15/15	225,000	217,969
Moog, Inc.
6.250%, 1/15/15	650,000	634,563
Transdigm, Inc.
7.750%, 7/15/14 §	130,000	132,600
7.750%, 7/15/14	1,075,000	1,096,500

		5,599,919

Building Products (0.2%)
Goodman Global Holdings, Inc.,
Series B
8.360%, 6/15/12 (l)	360,000	364,500

Commercial Services & Supplies (2.2%)
ADESA, Inc.
7.625%, 6/15/12	1,020,000	1,050,600
Allied Waste North America, Inc.,
Series B
7.125%, 5/15/16^	425,000	423,937
Aramark Corp.
8.500%, 2/1/15 §	1,020,000	1,044,225
Rental Services Corp.
9.500%, 12/1/14 §	825,000	862,125

		3,380,887

Electrical Equipment (0.4%)
Baldor Electric Co., Inc.
8.625%, 2/15/17	610,000	629,825

Machinery (0.1%)
Douglas Dynamics LLC
7.750%, 1/15/12 §	250,000	231,250

Road & Rail (0.8%)
Hertz Corp.
8.875%, 1/1/14 §	$725,000	$770,313
United Rentals North America, Inc.
6.500%, 2/15/12	425,000	418,625

		1,188,938

Total Industrials		11,395,319

Information Technology (3.3%)
Electronic Equipment & Instruments (0.9%)
NXP B.V./NXP Funding LLC
8.110%, 10/15/13 § (l)	400,000	407,500
9.500%, 10/15/15^ §	995,000	1,028,581

		1,436,081

IT Services (0.7%)
SunGard Data Systems, Inc.
9.125%, 8/15/13	1,115,000	1,173,538

Semiconductors & Semiconductor Equipment (1.3%)
Freescale Semiconductor, Inc.
9.125%, 12/15/14 §	825,000	819,844
10.125%, 12/15/16^ (b)	875,000	870,625
Sensata Technologies B.V.
8.250%, 5/1/14^ § (e)	410,000	402,825

		2,093,294

Software (0.4%)
Open Solutions, Inc.
9.750%, 2/1/15 §	540,000	550,800

Total Information Technology		5,253,713

Materials (9.0%)
Chemicals (1.7%)
Ineos Group Holdings plc
8.500%, 2/15/16^ §	550,000	526,625
Lyondell Chemical Co.
8.250%, 9/15/16	900,000	954,000
PolyOne Corp.
8.875%, 5/1/12^	375,000	372,188
Rockwood Specialties Group, Inc.
7.500%, 11/15/14^	800,000	808,000

		2,660,813

Construction Materials (0.7%)
Texas Industries, Inc.
7.250%, 7/15/13^	430,000	439,675
U.S. Concrete, Inc.
8.375%, 4/1/14^	520,000	518,700
8.375%, 4/1/14 §	100,000	99,750

		1,058,125

Containers & Packaging (2.3%)
Ball Corp.
6.875%, 12/15/12	50,000	50,875
Berry Plastics Holding Corp.
8.875%, 9/15/14^ §	1,200,000	1,239,000
Crown Americas LLC/ Crown Americas Capital Corp.
7.750%, 11/15/15^	915,000	947,025
Owens-Illinois, Inc.
7.500%, 5/15/10^	475,000	482,125
Stone Container Finance Co.
7.375%, 7/15/14^	1,000,000	955,000

		3,674,025

Metals & Mining (2.0%)
California Steel Industries, Inc.
6.125%, 3/15/14	200,000	189,500
Foundation PA Coal Co.
7.250%, 8/1/14^	275,000	279,125

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE HIGH-YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
International Steel Group, Inc.
6.500%, 4/15/14	$475,000	$482,125
Novelis, Inc.
7.250%, 2/15/15 §	800,000	820,000
Steel Dynamics, Inc.
9.500%, 3/15/09	1,325,000	1,358,125

		3,128,875

Paper & Forest Products (2.3%)
Bowater, Inc.
6.500%, 6/15/13^	520,000	486,200
Buckeye Technologies, Inc.
8.500%, 10/1/13^	600,000	639,000
Newark Group, Inc.
9.750%, 3/15/14	595,000	612,106
Plastipak Holdings, Inc.
8.500%, 12/15/15^ §	1,165,000	1,217,425
Verso Paper Holdings LLC/Verson Paper, Inc.
9.110%, 8/1/14^ § (l)	670,000	686,750

		3,641,481

Total Materials		14,163,319

Telecommunication Services (9.8%)
Diversified Telecommunication Services (7.4%)
Hawaiian Telcom Communications, Inc.,
Series B
9.750%, 5/1/13^	900,000	927,000
Level 3 Communications, Inc.
11.500%, 3/1/10^	915,000	985,912
11.250%, 3/15/10^	760,000	777,100
Level 3 Financing, Inc.
9.250%, 11/1/14 §	2,240,000	2,290,400
Pathnet, Inc.
12.250%, 4/15/08 †(h)	243,268	—
Qwest Corp.
8.875%, 3/15/12	520,000	577,200
7.500%, 10/1/14^	200,000	212,250
Time Warner Telecom Holdings, Inc.
9.250%, 2/15/14	1,380,000	1,478,325
West Corp.
9.500%, 10/15/14 §	1,385,000	1,402,312
Williams Communications Group, Inc.
11.700%, 8/1/08 †(h)	750,000	—
Windstream Corp.
8.625%, 8/1/16	2,775,000	3,028,219

		11,678,718

Wireless Telecommunication Services (2.4%)
American Cellular Corp., Series B
10.000%, 8/1/11	1,110,000	1,176,600
Dobson Cellular Systems, Inc.
8.375%, 11/1/11 §	500,000	528,125
8.375%, 11/1/11	550,000	580,938
9.875%, 11/1/12	775,000	843,781
MetroPCS Wireless, Inc.
9.250%, 11/1/14 §	630,000	655,200

		3,784,644

Total Telecommunication Services		15,463,362

Utilities (5.9%)
Electric Utilities (3.2%)
Edison Mission Energy
7.500%, 6/15/13^	400,000	415,000
7.750%, 6/15/16^	705,000	745,538
Midwest Generation LLC
8.750%, 5/1/34^	750,000	810,000
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc.
8.500%, 9/1/10	$785,000	$826,212
Reliant Energy, Inc.
9.250%, 7/15/10	900,000	945,000
9.500%, 7/15/13	450,000	482,625
Tenaska Alabama Partners LP
7.000%, 6/30/21 §	768,948	770,215

		4,994,590

Gas Utilities (0.7%)
AmeriGas Partners LP
7.250%, 5/20/15	275,000	272,250
AmeriGas Partners LP/ AmeriGas Eagle Finance Corp.
7.125%, 5/20/16	380,000	371,450
Suburban Propane Partners LP/ Suburban Energy Finance Corp.
6.875%, 12/15/13	475,000	461,938

		1,105,638

Independent Power Producers & Energy Traders (2.0%)
Dynegy Holdings, Inc.
8.375%, 5/1/16^	1,045,000	1,105,087
Mirant North America LLC
7.375%, 12/31/13^	965,000	984,300
NRG Energy, Inc.
7.375%, 2/1/16	735,000	735,919
7.375%, 1/15/17	350,000	350,000

		3,175,306

Total Utilities		9,275,534

Total Long-Term Debt Securities (97.1%) (Cost $149,186,488)		152,728,344

CONVERTIBLE BOND:
Consumer Discretionary (0.5%)
Automobiles (0.5%)
Ford Motor Co.
4.250%, 12/15/36^	765,000	868,275

Total Convertible Bond (0.5%) (Cost $818,875)		868,275

	Number of Shares
COMMON STOCKS:
Financials (0.2%)
Diversified Financial Services (0.2%)
Leucadia National Corp.	10,838	296,528

Total Financials		296,528

Information Technology (0.0%)
Computers & Peripherals (0.0%)
Axiohm Transaction Solutions, Inc.*†	4,056	—

Total Information Technology		—

Total Common Stocks (0.2%) (Cost $1,299,722)		296,528

	Number of Warrants
WARRANTS:
Health Care (0.1%)
Life Sciences Tools & Services (0.1%)
Charles River Laboratories International, Inc., $5.19, expiring 10/1/09*†	350	105,839

Total Health Care		105,839

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE HIGH-YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2007 (Unaudited)

	Number of Warrants	Value (Note 1)
Information Technology (0.0%)
Internet Software & Services (0.0%)
Verado Holdings, Inc., $0.01, expiring 4/15/08*†	500	$—

Total Information Technology		—

Telecommunication Services (0.0%)
Diversified Telecommunication Services (0.0%)
Pathnet, Inc.,
$0.01, expiring 4/15/08*†	250	—

Total Telecommunication Services		—

Total Warrants (0.1%) (Cost $—)		105,839

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investment of Cash Collateral for Securities Loaned (19.8%)
Banc of America Securities LLC, Repurchase Agreement
5.32%, 2/1/07 (r)	$31,167,988	31,167,988

Time Deposit (0.4%)
JPMorgan Chase Nassau
4.73%, 2/1/07	607,980	607,980

Total Short-Term Investments (20.2%) (Amortized Cost $31,775,968)		31,775,968

Total Investments (118.1%) (Cost/Amortized Cost $183,081,053)		185,774,954
Other Assets Less Liabilities (-18.1%)		(28,461,750)

Net Assets (100%)		$157,313,204

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $105,839 or 0.07% of net assets) valued at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At January 31, 2007, the market value of these securities amounted to $35,064,873 or 22.29% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid security.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of January 31, 2007. Maturity date disclosed is the ultimate maturity date.

(h)	Security in default, non-income producing.

(l)	Floating rate security. Rate disclosed is as of January 31, 2007.

(r)	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Investment security transactions for the three months ended January 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$29,752,971
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$43,218,337

As of January 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,387,781
Aggregate gross unrealized depreciation	(1,867,432)

Net unrealized appreciation	$2,520,349

Federal income tax cost of investments	$183,254,605

At January 31, 2007, the Fund had loaned securities with a total value $30,639,206. This was secured by collateral of $31,167,988 of which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Fund has a net capital loss carryforward of $17,698,866 of which $3,220,270 expires in the year 2009, $11,007,057 expires in the year 2010, and $3,471,539 expires in the year 2011. The Fund utilized $2,394,572 in capital loss carryforward during the fiscal year ended October 31, 2006.

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE INTERNATIONAL GROWTH FUND

PORTFOLIO OF INVESTMENTS

January 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (4.2%)
BHP Billiton Ltd.	183,268	$3,696,622
BHP Billiton Ltd. (ADR)^	117,600	4,820,424

		8,517,046

Bermuda (6.5%)
Ingersoll-Rand Co., Ltd., Class A	72,200	3,095,936
Nabors Industries Ltd.*	293,200	8,878,096
PartnerReinsurance Ltd.	17,100	1,162,800

		13,136,832

Brazil (5.5%)
Aracruz Celulose S.A. (ADR)	77,800	4,309,342
Cia Vale do Rio Doce (ADR)	203,200	6,894,576

		11,203,918

Canada (22.6%)
Agrium, Inc.	44,000	1,525,920
Alcan, Inc.	85,800	4,375,800
Brookfield Asset Management, Inc., Class A (New York Exchange)	21,050	1,030,819
Brookfield Asset Management, Inc., Class A (Toronto Exchange)^	25,050	1,220,031
Canadian National Railway Co.	107,000	4,888,830
Canadian Natural Resources Ltd.	15,400	770,308
Canadian Pacific Railway Ltd.	92,000	5,036,080
Ensign Energy Services, Inc.	8,200	129,349
Finning International, Inc.	78,000	3,149,339
IPSCO, Inc.	63,900	6,455,817
Manulife Financial Corp.	53,300	1,796,743
Potash Corp. of Saskatchewan, Inc.	41,600	6,490,848
Precision Drilling Trust^	3,000	67,770
Suncor Energy, Inc.	34,800	2,570,790
Talisman Energy, Inc.	75,600	1,332,072
Teck Cominco Ltd., Class B (New York Exchange)	24,200	1,786,928
Teck Cominco Ltd., Class B (Toronto Exchange)	45,100	3,314,873
Trican Well Service Ltd.	6,600	108,639

		46,050,956

France (2.7%)
Groupe Danone	1,553	238,533
Groupe Danone (ADR)^	12,500	413,125
Vallourec	18,600	4,792,868

		5,444,526

Germany (1.6%)
BASF AG	2,165	207,988
BASF AG (ADR)	19,000	1,838,630
RWE AG	10,724	1,114,825

		3,161,443

Italy (1.2%)
Saipan S.p.A.^	104,331	2,541,993

Luxembourg (5.1%)
Tenaris S.A. (ADR)	218,500	10,372,195

Mexico (0.6%)
Cemex S.A.B. de C.V. (Sponsored ADR)*^	37,020	1,309,768

Netherlands (1.1%)
Core Laboratories N.V.*^	3,700	304,880
ING Groep N.V. (ADR)	20,300	894,418
ING Groep N.V. (CVA)	23,132	$1,008,476

		2,207,774

Sweden (0.8%)
Volvo AB (ADR)	6,200	455,886
Volvo AB, Class B^	16,800	1,227,289

		1,683,175

Switzerland (5.2%)
Nestle S.A. (Registered)	5,100	1,864,782
Novartis AG (ADR)	13,000	749,970
Novartis AG (Registered)	14,884	853,462
Syngenta AG (ADR)^	30,000	1,112,100
Syngenta AG (Registered)*	12,786	2,349,599
UBS AG (Registered) (New York Exchange)	20,200	1,272,802
UBS AG (Registered) (Virt-x Exchange)	39,098	2,437,750

		10,640,465

United Kingdom (13.6%)
Anglo American plc	46,433	2,148,590
Anglo American plc (ADR)	117,400	2,741,290
BAE Systems plc	281,685	2,303,348
British American Tobacco plc	81,355	2,458,731
British American Tobaccoplc (ADR)^	18,800	1,149,620
Cadbury Schweppes plc	16,553	186,305
Cadbury Schweppes plc (ADR)	29,800	1,351,132
Diageo plc	61,500	1,191,763
Diageo plc (Sponsored ADR)^	64,100	5,046,593
Rio Tinto plc	60,335	3,206,406
Rio Tinto plc (ADR)^	27,300	5,902,533

		27,686,311

United States (26.9%)
Cooper Industries Ltd., Class A	50,800	4,642,612
GlobalSantaFe Corp.	197,700	11,468,577
Noble Corp.	151,200	11,332,440
Schlumberger Ltd.	142,400	9,040,976
Transocean, Inc.*	146,500	11,334,705
Weatherford International Ltd.*	173,200	6,993,816

		54,813,126

Total Common Stocks (97.6%) (Cost $178,399,339)		198,769,528

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investment of Cash Collateral for Securities Loaned (6.6%)
Banc of America Securities LLC, Repurchase Agreement
5.32%, 2/1/07 (r)	$13,467,501	13,467,501

Time Deposit (2.6%)
JPMorgan Chase Nassau
4.73, 2/1/07	5,272,574	5,272,574

Total Short-Term Investments (9.2%) (Amortized Cost $18,740,075)		18,740,075

Total Investments (106.8%) (Cost/Amortized Cost $197,139,414)		217,509,603
Other Assets Less Liabilities (-6.8%)		(13,815,627)

Net Assets (100.0%)		$203,693,976

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE INTERNATIONAL GROWTH FUND

PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2007 (Unaudited)

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(r)	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

CVA — Dutch Certification

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Staples		6.8%
Energy
Energy Equipment & Services	35.6%
Oil, Gas & Consumable Fuels	2.3

Total Energy		37.9
Financials		5.3
Health Care		0.8
Industrials		14.5
Materials
Chemicals	6.6%
Construction Materials	0.7
Metals & Mining	22.3
Paper & Forest Products	2.1

Total Materials		31.7
Utilities		0.6
Cash and Other		2.4

		100.0%

Investment security transactions for the three months ended January 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$22,569,521
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$4,667,475
As of January 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$23,501,791
Aggregate gross unrealized depreciation	(3,131,602)

Net unrealized appreciation	$20,370,189

Federal income tax cost of investments	$197,139,414

At January 31, 2007, the Fund had loaned securities with a total value $13,244,152. This was secured by collateral of $13,467,501 of which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Fund has a net capital loss carryforward of $7,433,848 of which $905,830 expires in the year 2008 and $6,528,018 expires in the year 2011. A portion of the capital loss carryforward may be limited pursuant to the Internal Revenue Code and regulations.

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

January 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.8%)
Hotels, Restaurants & Leisure (3.5%)
Starwood Hotels & Resorts Worldwide, Inc.	42,764	$2,676,171

Multiline Retail (2.2%)
Sears Holdings Corp.*	9,623	1,699,903

Specialty Retail (5.1%)
Staples, Inc.	58,315	1,499,862
Urban Outfitters, Inc.*^	96,806	2,362,066

		3,861,928

Total Consumer Discretionary		8,238,002

Consumer Staples (10.8%)
Food & Staples Retailing (2.2%)
Walgreen Co.	36,374	1,647,742

Household Products (4.5%)
Procter & Gamble Co.	52,541	3,408,335

Tobacco (4.1%)
Altria Group, Inc.	35,797	3,128,300

Total Consumer Staples		8,184,377

Energy (2.0%)
Oil, Gas & Consumable Fuels (2.0%)
Range Resources Corp.	49,691	1,525,017

Total Energy		1,525,017

Financials (8.1%)
Capital Markets (2.3%)
Morgan Stanley	20,978	1,736,768

Consumer Finance (3.8%)
American Express Co.	50,231	2,924,449

Insurance (2.0%)
American International Group, Inc.	21,715	1,486,392

Total Financials		6,147,609

Health Care (14.1%)
Biotechnology (7.8%)
Amgen, Inc.*	23,750	1,671,287
Biogen Idec, Inc.*	36,759	1,776,930
Genentech, Inc.*	28,676	2,505,422

		5,953,639

Health Care Providers & Services (4.7%)
Medco Health Solutions, Inc.*	60,337	3,572,554

Pharmaceuticals (1.6%)
Allergan, Inc.	10,342	1,207,015

Total Health Care		10,733,208

Industrials (10.0%)
Aerospace & Defense (2.3%)
Boeing Co.	19,631	1,758,153

Airlines (2.0%)
U.S. Airways Group, Inc.*^	27,136	1,519,073

Industrial Conglomerates (3.2%)
General Electric Co.	67,360	2,428,328

Road & Rail (2.5%)
Union Pacific Corp.	18,861	1,904,961

Total Industrials		7,610,515

Information Technology (39.9%)
Communications Equipment (9.6%)
Corning, Inc.*	120,863	$2,518,785
QUALCOMM, Inc.	127,022	4,783,648

		7,302,433

Computers & Peripherals (4.4%)
Apple Inc.*	15,974	1,369,451
SanDisk Corp.*	50,424	2,027,045

		3,396,496

Internet Software & Services (4.9%)
Google, Inc., Class A*	7,458	3,738,695

IT Services (4.0%)
Paychex, Inc.	38,107	1,524,661
Western Union Co.	66,975	1,496,222

		3,020,883

Semiconductors & Semiconductor Equipment (4.0%)
Broadcom Corp., Class A*	49,846	1,591,085
National Semiconductor Corp.	61,971	1,433,389

		3,024,474

Software (13.0%)
Electronic Arts, Inc.*	96,998	4,849,900
Microsoft Corp.	164,720	5,083,259

		9,933,159

Total Information Technology		30,416,140

Materials (2.6%)
Metals & Mining (2.6%)
Alcoa, Inc.	61,779	1,995,462

Total Materials		1,995,462

Total Common Stocks (98.3%) (Cost $71,584,381)		74,850,330

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investment of Cash Collateral for Securities Loaned (2.4%)
Banc of America Securities LLC, Repurchase Agreement
5.32%, 2/1/07 (r)	$1,818,583	1,818,583

Time Deposit (2.2%)
JPMorgan Chase Nassau
4.73%, 2/1/07	1,673,922	1,673,922

Total Short-Term Investments (4.6%) (Amortized Cost $3,492,505)		3,492,505

Total Investments (102.9%) (Cost/Amortized Cost $75,076,886)		78,342,835
Other Assets Less Liabilities (-2.9%)		(2,180,741)

Net Assets (100%)		$76,162,094

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(r)	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2007 (Unaudited)

Investment security transactions for the three months ended January 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$15,722,211
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$20,620,741
As of January 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$5,973,199
Aggregate gross unrealized depreciation	(2,916,203)

Net unrealized appreciation	$3,056,996

Federal income tax cost of investments	$75,285,839

At January 31, 2007, the Fund had loaned securities with a total value $1,812,396. This was secured by collateral of $1,818,583 of which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Fund has a net capital loss carryforward of $114,787,651 of which $7,069,507 expires in the year 2007, $73,520,656 expires in the year 2008, and $34,197,488 expires in the year 2009. The Fund utilized $7,965,351 in capital loss carryforward during the fiscal year ended October 31, 2006.

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

January 31, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM DEBT SECURITIES:
Certificate of Deposit (3.4%)
Washington Mutual Bank
5.30%, 3/19/07 (p)	$4,000,000	$4,000,000

Commercial Paper (79.4%)
Amstel Funding Corp.
4.38%, 2/6/07 §(p)	4,000,000	3,997,083
Bank of America Corp.
5.13%, 4/2/07 (p)	4,000,000	3,965,533
Barclays U.S. Funding Corp.
2.62%, 2/2/07 (p)	4,000,000	3,999,418
Bear Stearns Cos., Inc.
5.17%, 3/20/07 (p)	5,000,000	4,965,794
CC USA, Inc.
4.86%, 2/13/07 §(p)	4,000,000	3,992,993
Cullinan Finance Corp.
5.19%, 4/25/07 §(p)	4,000,000	3,952,137
Deutsche Bank Financial LLC
0.00%, 2/1/07 (p)	5,000,000	5,000,000
Gemini Securitization Corp.
5.07%, 2/28/07 (m)(p)	5,000,000	4,980,350
General Electric Capital Corp.
5.21%, 6/8/07 (p)	5,000,000	4,908,983
Govco, Inc.
5.10%, 3/5/07 (m)(p)	5,000,000	4,976,756
Harrier Finance Funding U.S. LLC
5.07%, 2/26/07 §(p)	3,000,000	2,989,062
Lexington Parker Capital Corp.
5.18%, 4/4/07 (m)(p)	4,000,000	3,964,040
Liquid Funding Ltd.
4.51%, 2/7/07 §(p)	4,485,000	4,481,068
Nordea N.A.
5.08%, 3/2/07 (p)	5,000,000	4,978,935
Premier Asset Collateralized Entity LLC
5.07%, 2/27/07 §(p)	5,000,000	4,981,042
Prudential Funding LLC
0.00%, 2/1/07 (p)	5,000,000	5,000,000
Societe Generale North America, Inc.
5.09%, 3/5/07 (p)	5,000,000	4,976,778
Svenska Handelsbanken AB
5.23%, 4/19/07 (p)	4,000,000	3,955,169
Thames Asset Global Securitization, Inc.
5.10%, 3/5/07 (m)(p)	5,000,000	4,976,756
Three Pillars Funding Corp.
5.24%, 4/18/07 (m)(p)	4,000,000	3,955,667
UBS Finance Delaware LLC
0.00%, 2/1/07 (p)	5,000,000	5,000,000

Total Commercial Paper		93,997,564

Time Deposits (2.5%)
BB&T Corp.
5.24%, 2/1/07	2,300,000	2,300,000
JPMorgan Chase Nassau
4.73%, 2/1/07	647,469	647,468

Total Time Deposits		2,947,468

Variable Rate Securities (15.9%)
General Electric Capital Corp.
5.45%, 10/17/07 (l)	3,850,000	3,850,000
Links Finance LLC
5.33%, 10/30/07 §(l)	4,000,000	3,999,703
Merrill Lynch & Co., Inc.
5.57%, 7/11/07 (l)	2,000,000	2,000,000
Morgan Stanley
5.48%, 1/18/08 (l)	4,000,000	4,005,762
Royal Bank of Canada
5.37%, 2/8/08 (l)	$5,000,000	$5,000,000

Total Variable Rate Securities		18,855,465

Total Investments (101.2%) (Amortized Cost $119,800,497)		119,800,497
Other Assets Less Liabilities (-1.2%)		(1,474,687)

Net Assets (100%)		$118,325,810

Federal Income Tax Cost of Investments		$119,800,497

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At January 31, 2007, the market value of these securities amounted to $28,393,088 or 24.00% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(l)	Floating rate security. Rate disclosed is as of January 31, 2007.

(m)	Section 4(2) Commercial Paper. Private Placement for non-current transaction. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(p)	Yield to maturity.

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SHORT DURATION BOND FUND

PORTFOLIO OF INVESTMENTS

January 31, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (49.4%)
Asset-Backed Securities (33.7%)
Aegis Asset Backed Securities Trust,
Series 06-1 A1
5.400%, 1/25/37 (l)	$351,188	$351,159
AmeriCredit Automobile Receivables Trust,
Series 05-DA A3
4.870%, 12/6/10	650,000	646,897
Amresco Residential Securities Mortgage Loan Trust,
Series 98-2 M1F
6.745%, 6/25/28	53,045	52,997
Atherton Franchisee Loan Funding,
Series 98-A A2
6.720%, 5/15/20 (b)	54,668	54,620
Banc of America Securities Auto Trust,
Series 06-G1 A3
5.180%, 6/18/10	375,000	374,089
Bank of America Credit Card Trust,
Series 06-A16 A16
4.720%, 5/15/13	425,000	418,227
Capital One Master Trust,
Series 98-1 A
6.310%, 6/15/11	750,000	758,372
Capital One Multi-Asset Execution Trust,
Series 03-C1 C1
7.870%, 3/15/11 (l)	250,000	256,744
Carmax Auto Owner Trust,
Series 05-2 A3
4.210%, 1/15/10	600,000	594,581
Centex Home Equity,
Series 04-D MV3
6.320%, 9/25/34 (l)	750,000	756,516
Chase Credit Card Master Trust,
Series 03-2 A
5.430%, 7/15/10 (l)	500,000	500,716
Chase Issuance Trust,
Series 07-A1 A1
5.340%, 3/15/13 (l)	500,000	500,000
Chase Manhattan Auto Owner Trust,
Series 06-B A4
5.110%, 4/15/14	625,000	622,694
Citibank Credit Card Issuance Trust,
Series 02-C3 C3
6.500%, 12/15/09 (l)	220,000	221,602
Series 03-A3 A3
3.100%, 3/10/10	400,000	390,238
Series 05-B1 B1
4.400%, 9/15/10	750,000	738,126
Series 05-C5 C5
4.950%, 10/25/10	600,000	594,008
CNH Equipment Trust,
Series 06-A A3
5.200%, 8/16/10	700,000	698,934
Countrywide Asset-Backed Certificates,
Series 06-20 2A1
5.370%, 4/25/37 (l)	436,617	436,616
Daimler Chrysler Auto Trust,
Series 06-C A3
5.020%, 7/8/10 (l)	475,000	472,961
Series 06-D A3
4.980%, 2/8/11^	500,000	496,946
Discover Card Master Trust I,
Series 03-2 B
3.850%, 8/15/10	$500,000	$491,411
DVI Receivables Corp.,
Series 03-1 D1
7.270%, 3/14/11 (l)†	160,268	—
Ford Credit Auto Owner Trust,
Series 05-C A3
4.300%, 8/15/09	550,000	545,230
Fremont Home Loan Trust,
Series 05-E 2A2
5.490%, 1/25/36 (l)	375,000	375,096
GCO Slims Trust,
Series 06-1A
5.720%, 3/1/22 (b)	354,180	349,863
Harley-Davidson Motorcycle Trust,
Series 06-2 A2
5.350%, 3/15/13	750,000	750,841
Household Automotive Trust,
Series 05-2 A3
4.370%, 5/17/10	475,217	471,472
Lehman ABS Manufactured Housing Contract,
Series 01-B A3
4.350%, 5/15/14	131,536	124,727
Long Beach Auto Receivables Trust,
Series 05-A A3
4.080%, 6/15/10	600,129	596,290
MBNA Credit Card Master Note Trust,
Series 05-A7 A7
4.300%, 2/15/11^	750,000	738,703
MBNA Master Credit Card Trust,
Series 01-B A
5.580%, 8/15/13 (l)	350,000	353,062
Morgan Stanley ABS Capital I,
Series 04-HE4 M3
6.820%, 5/25/34 (l)	300,000	299,998
National City Auto Receivables Trust,
Series 04-A A4
2.880%, 5/15/11	369,862	362,650
Nissan Auto Receivables Owner Trust,
Series 06-B A3
5.160%, 2/15/10	350,000	348,925
Triad Auto Receivables Owner Trust,
Series 04-A A4
2.500%, 9/13/10	530,987	519,277
USAA Auto Owner Trust,
Series 06-1 A3
5.010%, 9/15/10	500,000	498,152
World Omni Auto Receivables Trust,
Series 05-A A4
3.820%, 11/12/11	550,000	538,197

		17,300,937

Non-Agency CMO (15.7%)
Banc of America Funding Corp.,
Series 06-I 1A1
4.580%, 12/20/36 (l)	387,788	381,870
Banc of America Mortgage Securities, Inc.,
Series 03-B 2A2
4.413%, 3/25/33 (l)	123,866	122,448
Series 03-I 1A1
5.664%, 10/25/33 (l)	175,167	177,836
Series 04-C 2A1
3.708%, 4/25/34 (l)	589,830	573,695
Series 04-K 2A1
4.403%, 12/25/34 (l)	34,436	33,848

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SHORT DURATION BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Commercial Mortgage Acceptance Corp.,
Series 99-C1 A2
7.030%, 6/15/31	$297,922	$305,765
Countrywide Alternative Loan Trust,
Series 06-OC9 A1
5.395%, 12/25/36 (l)	375,024	375,164
Credit Suisse Mortgage Capital Certificates,
Series 06-C3 A1
4.991%, 6/15/38	474,255	468,746
CS First Boston Mortgage Securities Corp.,
Series 99-C1 A2
7.290%, 9/15/41	384,173	396,533
Series 02-CKS4 A1
4.485%, 11/15/36	301,337	294,156
FFCA Secured Lending Corp.,
Series 98-1 A1B
6.730%, 10/18/25 (b)	9,835	9,812
First Horizon Asset Securities, Inc.,
Series 03-AR4 2A1
4.430%, 12/25/33 (l)	411,501	408,255
GE Capital Commercial Mortgage Corp.,
Series 01-2 A2
5.850%, 8/11/33	422,689	423,920
GMAC Commercial Mortgage Securities, Inc.,
Series 98-C2 A2
6.420%, 5/15/35	358,636	362,031
Series 99-C1 A2
6.175%, 5/15/33	325,387	328,338
Greenwich Capital Commercial Funding Corp.,
Series 02-C1 A1
3.357%, 1/11/13	276,702	272,461
GS Mortgage Securities Corp. II,
Series 05-GG4 A1P
5.285%, 7/10/39	285,935	284,959
JP Morgan Mortgage Trust,
Series 07-A1 5A1
4.771%, 7/25/35 (l)	675,000	665,510
Nomura Asset Securities Corp.,
Series 98-D6 A1B
6.590%, 3/15/30	567,569	573,169
Residential Accredit Loans, Inc.,
Series 06-QA9 A1
5.500%, 11/25/36 (l)	396,003	395,220
Sequoia Mortgage Trust,
Series 6A
5.640%, 4/19/27 (l)	80,787	80,800
WAMU Mortgage Pass-Through Certificates,
Series 03-AR5 A6
3.695%, 6/25/33 (l)	500,000	489,423
Series 03-AR10 A4
4.061%, 10/25/33 (l)	344,448	341,234
Series 04-AR1 A
4.229%, 3/25/34 (l)	331,084	324,912

		8,090,105

Total Asset-Backed and Mortgage-Backed Securities		25,391,042

Consumer Discretionary (0.4%)
Automobiles (0.4%)
DaimlerChrysler N.A. Holding Corp.
4.050%, 6/4/08	200,000	195,858

Total Consumer Discretionary		195,858

Energy (1.1%)
Oil, Gas & Consumable Fuels (1.1%)
Anadarko Petroleum Corp.
3.250%, 5/1/08	$200,000	$194,184
Ocean Energy, Inc.
4.375%, 10/1/07	200,000	198,532
Valero Energy Corp.
3.500%, 4/1/09	200,000	191,937

Total Energy		584,653

Financials (8.2%)
Capital Markets (0.8%)
Goldman Sachs Group, Inc.
3.875%, 1/15/09	400,000	389,200

Commercial Banks (2.2%)
Bank One N.A./Illinois
3.700%, 1/15/08^	400,000	394,333
Wachovia Bank N.A.
5.800%, 12/1/08	250,000	252,065
Wells Fargo & Co.
3.120%, 8/15/08	500,000	483,176

		1,129,574

Consumer Finance (0.7%)
HSBC Finance Corp.
5.875%, 2/1/09	370,000	374,245

Diversified Financial Services (2.4%)
Bank of America Corp.
3.875%, 1/15/08	375,000	369,458
Citigroup, Inc.
4.200%, 12/20/07	350,000	346,333
General Electric Capital Corp.
4.125%, 9/1/09	550,000	535,658

		1,251,449

Insurance (1.5%)
American International Group, Inc.
2.875%, 5/15/08	420,000	406,378
Protective Life Secured Trusts
3.700%, 11/24/08	350,000	339,711

		746,089

Real Estate Investment Trusts (REITs) (0.6%)
Simon Property Group LP (REIT)
6.375%, 11/15/07	325,000	327,066

Total Financials		4,217,623

Government Securities (33.7%)
Agency CMO (4.3%)
Federal Home Loan Mortgage Corp.
5.500%, 6/15/26	710,000	711,529
6.000%, 4/15/27	706,721	713,360
Federal National Mortgage Association
5.500%, 6/25/30	781,490	781,416

		2,206,305

U.S. Government Agencies (22.3%)
Federal Home Loan Bank
3.375%, 2/15/08	1,150,000	1,127,886
Federal Home Loan Mortgage Corp.
4.774%, 5/1/35 (l)	717,349	707,660
Federal National Mortgage Association
4.250%, 8/15/10^	1,350,000	1,314,457
5.500%, 3/1/18	1,075,396	1,073,078
6.500%, 4/1/21	462,786	473,470
4.494%, 5/1/33 (l)	360,745	355,108
3.674%, 6/1/34 (l)	211,994	212,667
4.278%, 7/1/34 (l)	268,188	264,371
4.525%, 4/1/35 (l)	728,997	718,150
4.630%, 5/1/35 (l)	755,810	748,219

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SHORT DURATION BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
4.640%, 5/1/35 (l)	$730,275	$720,260
4.907%, 6/1/35 (l)	666,909	662,982
4.837%, 12/1/35 (l)	782,804	777,146
5.600%, 6/1/36 (l)	676,236	677,558
5.732%, 6/1/36 (l)	829,806	835,631
5.000%, 2/25/22 TBA	800,000	782,501

		11,451,144

U.S. Treasuries (7.1%)
U. S. Treasury Notes
4.625%, 9/30/08^	50,000	49,727
4.875%, 1/31/09	3,300,000	3,296,647
4.625%, 10/31/11	300,000	297,433

		3,643,807

Total Government Securities		17,301,256

Health Care (0.4%)
Health Care Providers & Services (0.4%)
WellPoint, Inc.
3.750%, 12/14/07	200,000	196,980

Total Health Care		196,980

Industrials (2.7%)
Aerospace & Defense (1.1%)
Goodrich Corp.
7.500%, 4/15/08	375,000	381,523
Raytheon Co.
6.150%, 11/1/08	200,000	201,946

		583,469

Airlines (0.8%)
Southwest Airlines Co.
7.875%, 9/1/07	400,000	404,983

Industrial Conglomerates (0.4%)
Tyco International Group S.A.
6.125%, 1/15/09	200,000	202,684

Road & Rail (0.4%)
CSX Corp.
6.250%, 10/15/08	200,000	202,643

Total Industrials		1,393,779

Telecommunication Services (1.3%)
Diversified Telecommunication Services (0.7%)
Deutsche Telekom International Finance B.V.
3.875%, 7/22/08	370,000	362,259

Wireless Telecommunication Services (0.6%)
Vodafone Group plc
3.950%, 1/30/08	315,000	310,435

Total Telecommunication Services		672,694

Utilities (1.1%)
Electric Utilities (1.1%)
Duke Energy Corp.
4.200%, 10/1/08^	$350,000	$342,985
Ohio Edison Co.
4.000%, 5/1/08	200,000	196,303

Total Utilities		539,288

Total Long-Term Debt Securities (98.3%) (Cost $50,883,265)		50,493,173

SHORT-TERM INVESTMENTS:
Short-Term Investment of Cash Collateral for Securities Loaned (2.4%)
Banc of America Securities LLC, Repurchase Agreement
5.32%, 2/1/07 (r)	1,262,250	1,262,250

Time Deposit (9.0%)
JPMorgan Chase Nassau
4.73%, 2/1/07	4,601,103	4,601,103

Total Short-Term Investments (11.4%) (Amortized Cost $5,863,353)		5,863,353

Total Investments (109.7%) (Cost/Amortized Cost $56,746,618)		56,356,526
Other Assets Less Liabilities (-9.7%)		(4,995,451)

Net Assets (100%)		$51,361,075

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $0 or 0.00% of net assets) valued at fair value.

(b)	Illiquid security.

(l)	Floating rate security. Rate disclosed is as of January 31, 2007

(r)	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

CMO — Collateralized Mortgage Obligation

TBA — Security is subject to delayed delivery.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SHORT DURATION BOND FUND

PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2007 (Unaudited)

Investment security transactions for the three months ended January 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$9,363,424
U.S. Government securities	6,052,809

$15,416,233

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$2,446,280
U.S. Government securities	8,060,124

$10,506,404

As of January 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$55,639
Aggregate gross unrealized depreciation	(445,731)

Net unrealized depreciation	$(390,092)

Federal income tax cost of investments	$56,746,618

At January 31, 2007, the Fund had loaned securities with a total value $1,424,324. This was secured by collateral of $1,262,250 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $187,295 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The Fund has a net capital loss carryforward of $539,530 of which $187,133 expires in the year 2013 and $352,397 expires in the year 2014.

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SMALL COMPANY GROWTH FUND

PORTFOLIO OF INVESTMENTS

January 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.8%)
Hotels, Restaurants & Leisure (2.9%)
Red Robin Gourmet Burgers, Inc.*^	19,385	$693,014
Shuffle Master, Inc.*^	33,845	900,615
Vail Resorts, Inc.*^	36,300	1,678,875

		3,272,504

Household Durables (2.7%)
Universal Electronics, Inc.*^	146,950	3,068,316

Leisure Equipment & Products (1.1%)
Pool Corp.^	36,200	1,324,920

Media (1.1%)
Entravision Communications Corp., Class A*	155,165	1,241,320

Specialty Retail (4.2%)
Build-A-Bear Workshop, Inc.*^	62,565	1,882,581
Genesco, Inc.*^	73,580	2,898,316

		4,780,897

Textiles, Apparel & Luxury Goods (3.8%)
Carter’s, Inc.*^	61,900	1,572,260
Volcom, Inc.*^	86,590	2,770,014

		4,342,274

Total Consumer Discretionary		18,030,231

Energy (6.0%)
Energy Equipment & Services (5.3%)
Core Laboratories N.V.*	17,210	1,418,104
Oceaneering International, Inc.*	21,930	865,577
Tetra Technologies, Inc.*	89,770	2,079,074
Unit Corp.*	35,265	1,709,647

		6,072,402

Oil, Gas & Consumable Fuels (0.7%)
Edge Petroleum Corp.*^	52,205	773,156

Total Energy		6,845,558

Financials (10.9%)
Capital Markets (3.7%)
Cowen Group, Inc.*	66,165	1,374,578
Investment Technology Group, Inc.*	26,055	1,135,998
Lazard Ltd., Class A^	32,790	1,664,420

		4,174,996

Commercial Banks (0.5%)
Boston Private Financial Holdings, Inc.	19,615	567,266

Consumer Finance (3.0%)
Cash America International, Inc .	79,155	3,380,710

Insurance (3.7%)
American Safety Insurance Holdings Ltd.*	32,340	597,967
First Mercury Financial Corp.*	41,095	899,980
Philadelphia Consolidated Holding Corp.*	60,660	2,733,340

		4,231,287

Total Financials		12,354,259

Health Care (17.4%)
Biotechnology (1.3%)
Alexion Pharmaceuticals, Inc.*^	13,015	541,034
Ariad Pharmaceuticals, Inc.*^	55,762	285,501
Cubist Pharmaceuticals, Inc.*	35,770	658,168

		1,484,703

Health Care Equipment & Supplies (9.4%)
American Medical Systems Holdings, Inc.*^	127,080	2,528,892
Arrow International, Inc.^	56,405	1,898,592
Cutera, Inc.*^	40,405	$1,153,563
DJO, Inc.*	25,100	1,039,140
Respironics, Inc.*	63,640	2,711,064
Thoratec Corp.*^	79,750	1,436,297

		10,767,548

Health Care Providers & Services (3.5%)
Animal Health International, Inc.*	36,620	455,919
Centene Corp.*^	61,385	1,529,714
Horizon Health Corp.*^	34,855	685,947
Matria Healthcare, Inc.*^	49,270	1,361,330

		4,032,910

Health Care Technology (2.3%)
Eclipsys Corp.*^	131,645	2,580,242

Life Sciences Tools & Services (0.9%)
ICON plc (ADR)*	26,790	999,267

Total Health Care		19,864,670

Industrials (13.8%)
Commercial Services & Supplies (6.4%)
Corrections Corp. of America*	52,207	2,543,525
School Specialty, Inc.*^	42,860	1,669,397
Waste Connections, Inc.*^	71,600	3,119,612

		7,332,534

Electrical Equipment (1.5%)
General Cable Corp.*	39,635	1,709,458

Machinery (4.4%)
Actuant Corp., Class A^	31,125	1,549,714
Bucyrus International, Inc., Class A^	59,890	2,779,495
Titan International, Inc.	28,150	652,798

		4,982,007

Trading Companies & Distributors (1.5%)
UAP Holding Corp.	68,770	1,722,688

Total Industrials		15,746,687

Information Technology (30.2%)
Communications Equipment (2.0%)
EMS Technologies, Inc.*^	61,888	1,282,319
Ixia*^	108,375	1,024,144

		2,306,463

Computers & Peripherals (1.5%)
Avid Technology, Inc.*^	45,900	1,698,300

Electronic Equipment & Instruments (7.0%)
Coherent, Inc.*	93,890	2,887,117
Dolby Laboratories, Inc., Class A*	70,945	2,376,658
OYO Geospace Corp.*^	45,565	2,661,907

		7,925,682

Internet Software & Services (1.3%)
CNET Networks, Inc.*	62,170	568,855
Internet Capital Group, Inc.*^	78,805	877,100

		1,445,955

IT Services (2.0%)
Global Cash Access Holdings, Inc.*	144,055	2,307,761

Semiconductors & Semiconductor Equipment (6.4%)
Advanced Energy Industries, Inc.*^	82,550	1,430,592
Eagle Test Systems, Inc.*^	44,441	643,061
Integrated Device Technology, Inc.*	155,570	2,353,774
Supertex, Inc.*^	28,300	1,056,722
Trident Microsystems, Inc.*^	84,405	1,761,532

		7,245,681

Software (10.0%)
Ansys, Inc.*^	56,570	2,822,278
FactSet Research Systems, Inc.	46,940	2,726,275
Netsmart Technologies, Inc.*	71,818	1,167,761

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SMALL COMPANY GROWTH FUND

PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Novell, Inc.*	$120,185	$871,341
Quality Systems, Inc.^	51,325	2,177,720
The9 Ltd. (ADR)*^	44,999	1,658,213

		11,423,588

Total Information Technology		34,353,430

Materials (5.2%)
Chemicals (2.6%)
Terra Industries, Inc.*^	203,675	2,898,295

Construction Materials (1.8%)
Texas Industries, Inc.^	27,810	2,041,810

Metals & Mining (0.8%)
Claymont Steel Holdings, Inc.	51,170	954,321

Total Materials		5,894,426

Total Common Stocks (99.3%) (Cost $89,134,810)		113,089,261

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investment of Cash Collateral for Securities Loaned (31.8%)
Banc of America Securities LLC, Repurchase Agreement
5.32%, 2/1/07 (r)	$36,202,114	36,202,114

Time Deposit (1.7%)
JPMorgan Chase Nassau
4.73%, 2/1/07	$2,001,584	$2,001,584

Total Short-Term Investments (33.5%) (Amortized Cost $38,203,698)		38,203,698

Total Investments (132.8%) (Cost/Amortized Cost $127,338,508)		151,292,959
Other Assets Less Liabilities (-32.8%)		(37,409,343)

Net Assets (100%)		113,883,616

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(r)	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the three months ended January 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$16,650,479
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$19,671,142
As of January 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$25,140,953
Aggregate gross unrealized depreciation	(1,304,431)

Net unrealized appreciation	$23,836,522

Federal income tax cost of investments	$127,456,437

At January 31, 2007, the Fund had loaned securities with a total value $35,505,713. This was secured by collateral of $36,202,114 of which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SMALL COMPANY VALUE FUND

PORTFOLIO OF INVESTMENTS

January 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (21.2%)
Auto Components (2.2%)
BorgWarner, Inc.	90,000	$6,168,600
Dana Corp.*^	30,000	35,400
Federal-Mogul Corp.*^	30,000	14,850
Modine Manufacturing Co.^	140,000	3,662,400
Proliance International, Inc.*^	166,000	805,100
Standard Motor Products, Inc.	50,000	791,000
Strattec Security Corp.*^	21,000	979,860
Superior Industries International, Inc.^	2,000	40,740
Tenneco, Inc.*	1,000	23,250

		12,521,200

Automobiles (0.4%)
Coachmen Industries, Inc.^	15,000	162,000
Fleetwood Enterprises, Inc.*^	200,000	1,842,000
Monaco Coach Corp.^	22,000	331,760

		2,335,760

Hotels, Restaurants & Leisure (4.7%)
Canterbury Park Holding Corp	37,500	511,875
Churchill Downs, Inc.^	61,500	2,570,085
Denny’s Corp.*^	25,000	133,750
Dover Downs Gaming & Entertainment, Inc.^	60,000	785,400
Dover Motorsports, Inc.^	205,000	1,111,100
Gaylord Entertainment Co.*^	150,000	8,289,000
Magna Entertainment Corp., Class A*^	320,000	1,353,600
Marcus Corp.^	10,000	239,100
Pinnacle Entertainment, Inc.*	125,000	4,316,250
Six Flags, Inc.*^	110,000	632,500
Steak n Shake Co.*^	97,000	1,711,080
Triarc Cos., Inc., Class A	90,000	1,911,600
Triarc Cos., Inc., Class B^	175,000	3,421,250

		26,986,590

Household Durables (1.3%)
Cavalier Homes, Inc.*	150,000	660,000
Cavco Industries, Inc.*^	80,000	2,589,600
Champion Enterprises, Inc.*^	160,000	1,313,600
Fedders Corp.*^	290,000	298,700
Jarden Corp.*^	3,000	110,010
Lenox Group, Inc.*^	50,000	188,000
National Presto Industries, Inc.^	6,000	376,800
Nobility Homes, Inc.^	6,300	145,404
Palm Harbor Homes, Inc.*^	40,000	516,400
Skyline Corp.^	35,000	1,322,650
Syratech Corp.*	400	28

		7,521,192

Internet & Catalog Retail (0.1%)
ValueVision Media, Inc., Class A*^	38,900	476,914

Leisure Equipment & Products (0.3%)
Fairchild Corp., Class A*^	410,000	926,600
Marine Products Corp.^	75,000	737,250

		1,663,850

Media (9.8%)
Acme Communications, Inc.*^	114,000	574,560
Beasley Broadcasting Group, Inc., Class A	75,400	715,546
Belo Corp., Class A	143,500	2,686,320
Cablevision Systems Corp. - New York Group, Class A	335,000	10,147,150
Crown Media Holdings, Inc., Class A*^	70,000	285,600
E.W. Scripps Co., Class A	110,000	5,371,300
Fisher Communications, Inc.*^	75,000	3,335,250
Gemstar-TV Guide International, Inc.*	350,000	1,414,000
Granite Broadcasting Corp.*	50,000	4,000
Gray Television, Inc.^	250,000	2,235,000
Gray Television, Inc., Class A^	65,000	617,500
Interactive Data Corp.^	150,000	3,508,500
Interep National Radio Sales, Inc., Class A*	75,000	22,500
Journal Communications, Inc., Class A^	60,000	808,200
Journal Register Co.^	170,000	1,188,300
Lakes Entertainment, Inc.*^	235,000	2,011,600
Lee Enterprises, Inc.^	70,000	2,326,100
Liberty Global, Inc., Class A*	15,013	451,291
Lin TV Corp., Class A*	195,000	2,143,050
Martha Stewart Living Omnimedia, Class A	6,000	110,460
McClatchy Co., Class A^	54,000	2,088,720
Media General, Inc., Class A^	140,000	5,601,400
Meredith Corp.	1,000	58,960
Nexstar Broadcasting Group, Inc., Class A*	40,000	247,200
Penton Media, Inc.*	300,000	234,000
Primedia, Inc.*^	670,000	1,139,000
Salem Communications Corp., Class A^	100,000	1,227,000
Sinclair Broadcast Group, Inc., Class A	269,800	3,175,546
Spanish Broadcasting System, Class A*^	80,000	324,800
Triple Crown Media, Inc.*	40,000	440,000
Value Line, Inc.^	16,000	753,440
World Wrestling Entertainment, Inc., Class A^	30,000	482,400
Young Broadcasting, Inc., Class A*^	222,000	790,320

		56,519,013

Specialty Retail (1.9%)
Aaron Rents, Inc., Class A	3,000	79,470
AutoNation, Inc.*^	22,076	495,606
Big 5 Sporting Goods Corp.^	12,000	291,480
Bowlin Travel Centers, Inc.*	63,000	110,250
Cabela’s, Inc.*^	1,000	23,980
CSK Auto Corp.*^	100,000	1,657,000
Earl Scheib, Inc.*	120,000	396,000
Gander Mountain Co.*^	2,000	19,900
Midas, Inc.*^	300,000	6,789,000
Pep Boys - Manny, Moe & Jack^	40,000	612,400
Tractor Supply Co.*^	15,000	754,950

		11,230,036

Textiles, Apparel & Luxury Goods (0.5%)
Hartmarx Corp.*^	135,000	942,300
Levcor International, Inc.*	60,000	19,200
Movado Group, Inc.^	60,000	1,722,000
Wolverine World Wide, Inc.	13,000	400,010

		3,083,510

Total Consumer Discretionary		122,338,065

Consumer Staples (8.9%)
Beverages (0.4%)
Boston Beer Co., Inc., Class A*^	48,000	1,687,200
Brown-Forman Corp., Class A	4,500	309,735
Brown-Forman Corp., Class B	7,600	498,484
Vermont Pure Holdings Ltd.*	10,000	17,500

		2,512,919

Food & Staples Retailing (2.1%)
Ingles Markets, Inc., Class A	175,000	6,408,500
Topps Co., Inc.^	255,000	2,509,200

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SMALL COMPANY VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Weis Markets, Inc.^	74,000	$3,202,720

		12,120,420

Food Products (3.9%)
Corn Products International, Inc.	130,000	4,452,500
Del Monte Foods Co.	100,000	1,146,000
Delta & Pine Land Co.	40,000	1,628,000
Farmer Brothers Co.^	25,000	503,500
Flowers Foods, Inc.^	181,700	5,109,404
Griffin Land & Nurseries, Inc.*	65,300	2,153,594
Hain Celestial Group, Inc.*^	30,000	882,000
JM Smucker Co.	72,000	3,419,280
John B. Sanfilippo & Son, Inc.*^	2,000	27,340
Ralcorp Holdings, Inc.*^	54,000	2,988,360
Tootsie Roll Industries, Inc.^	10,000	317,200

		22,627,178

Household Products (1.7%)
Church & Dwight Co., Inc.	98,250	4,451,707
Energizer Holdings, Inc.*	20,000	1,704,600
Katy Industries, Inc.*	170,000	416,500
Oil-Dri Corp. of America	160,000	2,617,600
Spectrum Brands, Inc.*^	40,000	484,000

		9,674,407

Personal Products (0.8%)
Elizabeth Arden, Inc.*^	30,000	567,000
Revlon, Inc., Class A*^	300,000	384,000
Schiff Nutrition International, Inc.*^	570,000	3,881,700

		4,832,700

Total Consumer Staples		51,767,624

Energy (0.6%)
Energy Equipment & Services (0.6%)
Lufkin Industries, Inc.	3,000	179,550
RPC, Inc.^	90,000	1,602,000
W-H Energy Services, Inc.*	35,000	1,588,300

		3,369,850

Total Energy		3,369,850

Financials (5.2%)
Capital Markets (1.8%)
BKF Capital Group, Inc.*^	60,000	193,200
Epoch Holding Corp.*^	504,000	4,762,800
SWS Group, Inc.	216,000	5,449,680

		10,405,680

Commercial Banks (0.5%)
First Republic Bank/California^	36,000	1,933,920
Sterling Bancorp/New York^	38,430	714,798

		2,648,718

Insurance (2.2%)
Alleghany Corp.*^	7,500	2,688,825
Argonaut Group, Inc.*	85,000	2,850,900
CNA Surety Corp.*^	280,000	5,950,000
Midland Co.^	27,500	1,264,450
Phoenix Cos., Inc.	20,000	300,600

		13,054,775

Real Estate Management & Development (0.2%)
Gyrodyne Co. of America, Inc.*^	16,000	1,087,520

Thrifts & Mortgage Finance (0.5%)
Crazy Woman Creek Bancorp, Inc. ‡	50,000	967,500
Flushing Financial Corp.	102,000	1,783,980

		2,751,480

Total Financials		29,948,173

Health Care (3.7%)
Biotechnology (0.0%)
Digene Corp.*^	1,200	61,740

Health Care Equipment & Supplies (2.0%)
Advanced Medical Optics, Inc.*	15,000	$551,250
Align Technology, Inc.*^	58,000	959,900
ArthroCare Corp.*^	3,000	110,700
Biolase Technology, Inc.*^	22,000	189,200
Biosite, Inc.*^	17,500	942,900
CONMED Corp.*^	52,000	1,258,400
Dentsply International, Inc.	12,000	370,080
DJO, Inc.*^	8,000	331,200
Edwards Lifesciences Corp.*^	25,000	1,279,000
Exactech, Inc.*	42,300	645,075
ICU Medical, Inc.*^	30,000	1,183,500
Inverness Medical Innovations, Inc.*^	30,000	1,236,600
Kensey Nash Corp.*^	14,000	443,520
Lifecore Biomedical, Inc.*^	25,000	468,250
Orthofix International N.V.*	8,000	403,040
Regeneration Technologies, Inc.*^	40,000	230,000
Sirona Dental Systems, Inc.^	1,000	42,820
Thoratec Corp.*^	35,000	630,350
Young Innovations, Inc.^	6,000	184,140

		11,459,925

Health Care Providers & Services (0.8%)
Chemed Corp.	30,000	1,095,000
Henry Schein, Inc.*	2,000	101,540
Landauer, Inc.^	27,000	1,386,990
OCA, Inc.*†	1,000	10
Odyssey HealthCare, Inc.*^	8,000	99,280
Owens & Minor, Inc.	50,000	1,672,500
Patterson Cos., Inc.*	15,000	564,150

		4,919,470

Health Care Technology (0.0%)
AMICAS, Inc.*^	35,000	107,100

Life Sciences Tools & Services (0.4%)
Invitrogen Corp.*	36,000	2,204,280

Pharmaceuticals (0.5%)
Allergan, Inc	21,539	2,513,817
Collagenex Pharmaceuticals, Inc.*^	15,000	224,850

		2,738,667

Total Health Care		21,491,182

Industrials (30.6%)
Aerospace & Defense (4.0%)
AAR Corp.*^	52,000	1,549,080
Curtiss-Wright Corp.^	95,000	3,627,100
GenCorp, Inc.*^	380,000	5,684,800
Heico Corp.^	2,000	73,280
Herley Industries, Inc.*^	20,000	333,200
Moog, Inc., Class A*^	60,000	2,339,400
Precision Castparts Corp.	107,000	9,511,230

		23,118,090

Air Freight & Logistics (0.7%)
Park-Ohio Holdings Corp.*	230,000	3,972,100

Building Products (0.1%)
Jacuzzi Brands, Inc.*	30,000	372,900

Commercial Services & Supplies (2.6%)
ACCO Brands Corp.*^	6,000	144,780
Allied Waste Industries, Inc.*	150,000	1,918,500
Central Parking Corp.^	18,000	358,560
Nashua Corp.*	200,000	1,518,000
Republic Services, Inc.	102,000	4,411,500
Rollins, Inc.^	310,500	6,775,110

		15,126,450

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SMALL COMPANY VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Construction & Engineering (0.2%)
Xanser Corp.*	230,000	$1,375,400

Electrical Equipment (6.3%)
A.O. Smith Corp., Class A	10,000	380,000
Acuity Brands, Inc.^	8,000	464,080
Ametek, Inc.	216,000	7,486,560
Baldor Electric Co.^	75,000	2,649,000
Belden CDT, Inc.	70,000	3,027,500
C&D Technologies, Inc.^	8,000	43,200
Cooper Industries Ltd., Class A	24,000	2,193,360
Franklin Electric Co., Inc.^	42,000	2,115,960
GrafTech International Ltd.*	165,000	1,339,800
Lamson & Sessions Co.*^	10,000	260,900
MagneTek, Inc.*^	150,000	783,000
Roper Industries, Inc.	23,000	1,194,160
Tech/Ops Sevcon, Inc.	85,000	572,050
Thomas & Betts Corp.*	280,000	13,409,200
Woodward Governor Co.^	5,000	209,200

		36,127,970

Industrial Conglomerates (2.3%)
Sequa Corp., Class A*^	24,000	3,023,760
Sequa Corp., Class B*	45,000	5,712,750
Standex International Corp.^	60,000	1,748,400
Teleflex, Inc.^	8,000	534,240
Tredegar Corp.^	105,000	2,411,850

		13,431,000

Machinery (11.5%)
Ampco-Pittsburgh Corp.	55,000	1,640,650
Baldwin Technology Co.*	270,000	1,228,500
Barnes Group, Inc.^	5,000	107,100
CIRCOR International, Inc.	185,000	6,676,650
Clarcor, Inc.^	200,000	6,932,000
CNH Global N.V.^	60,000	2,034,600
Crane Co.^	140,000	5,436,200
Donaldson Co., Inc.	67,000	2,359,740
Flowserve Corp.*	172,000	9,128,040
Gardner Denver, Inc.*	98,000	3,777,900
Gorman-Rupp Co.^	65,000	2,626,000
Graco, Inc.	99,000	4,036,230
IDEX Corp.^	50,000	2,595,000
Lindsay Co.^	35,000	1,112,650
Met-Pro Corp.	2,833	43,572
Mueller Industries, Inc.	1,000	32,570
Mueller Water Products, Inc., Class A*^	5,000	68,750
Navistar International Corp.*	25,000	1,106,000
Oshkosh Truck Corp.	15,000	792,000
Pentair, Inc.	25,000	779,000
Robbins & Myers, Inc.	150,000	6,522,000
Tennant Co.	75,000	2,319,000
Watts Water Technologies, Inc., Class A^	120,000	5,276,400

		66,630,552

Trading Companies & Distributors (2.9%)
GATX Corp.	210,000	9,576,000
Huttig Building Products, Inc.*^	85,000	464,950
Industrial Distribution Group, Inc.*^	74,000	791,060
Kaman Corp.	250,000	5,697,500
National Patent Development Corp.*	35,000	84,700

		16,614,210

Total Industrials		176,768,672

Information Technology (3.4%)
Communications Equipment (0.3%)
Andrew Corp.*	20,000	$212,400
Communications Systems, Inc.^	100,000	1,015,000
Plantronics, Inc.^	5,500	108,350
Stratos International, Inc.*^	20,000	144,800
Sycamore Networks, Inc.*^	30,000	111,900

		1,592,450

Computers & Peripherals (0.3%)
Intermec, Inc.*^	70,000	1,682,100

Electronic Equipment & Instruments (1.9%)
CTS Corp.^	260,000	4,030,000
Flir Systems, Inc.*^	4,000	123,640
Gerber Scientific, Inc.*^	130,000	1,602,900
IntriCon Corp.*	150,000	750,000
Park Electrochemical Corp.^	140,000	3,736,600
Paxar Corp.*^	40,000	879,200

		11,122,340

Internet Software & Services (0.0%)
Jupitermedia Corp.*^	2,000	14,880

IT Services (0.7%)
Edgewater Technology, Inc.*	424,000	2,679,680
StarTek, Inc.	10,000	102,600
Tyler Technologies, Inc.*^	115,000	1,598,500

		4,380,780

Semiconductors & Semiconductor Equipment (0.1%)
MoSys, Inc.*^	65,000	536,900

Software (0.1%)
FalconStor Software, Inc.*^	30,000	275,700
GSE Systems, Inc.*^	9,907	76,878
OpenTV Corp., Class A*	60,000	140,400

		492,978

Total Information Technology		19,822,428

Materials (9.8%)
Chemicals (5.9%)
Arch Chemicals, Inc.^	2,000	67,460
Chemtura Corp.	377,700	4,351,104
Core Molding Technologies, Inc.*	248,000	2,179,920
Cytec Industries, Inc.	12,000	698,640
Ferro Corp.^	260,000	5,540,600
H.B. Fuller Co.	84,000	2,173,080
Hercules, Inc.*	235,500	4,618,155
MacDermid, Inc.	139,900	4,853,131
NewMarket Corp.	38,000	2,116,600
Olin Corp.	50,000	842,000
Omnova Solutions, Inc.*^	250,000	1,512,500
Scotts Miracle-Gro Co., Class A^	10,000	535,700
Sensient Technologies Corp.	185,000	4,565,800

		34,054,690

Containers & Packaging (3.5%)
Crown Holdings, Inc.*	15,000	331,050
Greif, Inc., Class A^	97,000	11,088,070
Greif, Inc., Class B^	1,900	199,462
Myers Industries, Inc.	390,000	6,715,800
Pactiv Corp.*	55,000	1,784,200

		20,118,582

Metals & Mining (0.2%)
Barrick Gold Corp.	44,000	1,303,280
Kinross Gold Corp.*	16,000	212,800

		1,516,080

Paper & Forest Products (0.2%)
Schweitzer-Mauduit International, Inc.	40,000	971,600

Total Materials		56,660,952

Telecommunication Services (5.6%)
Diversified Telecommunication Services (1.6%)
Atlantic Tele-Network, Inc.^	27,500	826,100

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SMALL COMPANY VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
ATX Communications, Inc.*†	70,001	$798
Cincinnati Bell, Inc.*	800,000	3,888,000
Commonwealth Telephone Enterprises, Inc.	60,000	2,534,400
D&E Communications, Inc.	145,000	1,854,550
McLeodUSA, Inc., Class A*†	5,001	25
Windstream Corp.	18,000	267,840

		9,371,713

Wireless Telecommunication Services (4.0%)
ALLTEL Corp.	56,000	3,432,240
Centennial Communications Corp.*^	90,000	690,300
Dobson Communications Corp.*^	55,000	532,950
Price Communications Corp.	60,000	1,269,000
Rogers Communications, Inc., Class B	160,000	4,952,000
Rural Cellular Corp., Class A*	70,000	863,800
U.S. Cellular Corp.*	15,000	1,081,500
Vimpel-Communications (Sponsored ADR)*^	117,000	9,995,310

		22,817,100

Total Telecommunication Services		32,188,813

Utilities (8.3%)
Electric Utilities (4.3%)
Allegheny Energy, Inc.*	55,000	2,558,600
Duquesne Light Holdings, Inc.^	370,000	7,403,700
El Paso Electric Co.*	310,000	7,533,000
Maine & Maritimes Corp.*	4,000	63,000
Otter Tail Corp.	30,000	969,900
Westar Energy, Inc.^	240,000	6,374,400

		24,902,600

Gas Utilities (1.9%)
AGL Resources, Inc.	18,000	707,400
Atmos Energy Corp.	20,000	624,800
Nicor, Inc.^	60,000	2,730,000
ONEOK, Inc.	45,000	1,930,950
SEMCO Energy, Inc.*	50,000	301,000
Southern Union Co.	80,000	2,224,800
Southwest Gas Corp.^	65,000	2,551,250

		11,070,200

Independent Power Producers & Energy Traders (0.0%)
Mirant Corp.*	1,355	46,314

Multi-Utilities (0.9%)
Aquila, Inc.*	320,000	1,449,600
CH Energy Group, Inc.^	60,000	3,062,400
CMS Energy Corp.*	30,000	500,700
Florida Public Utilities Co.	37,998	467,375

		5,480,075

Water Utilities (1.2%)
SJW Corp.^	167,000	6,654,950

Total Utilities		48,154,139

Total Common Stocks (97.3%) (Cost $327,679,096)		562,509,898

PREFERRED STOCKS:
Consumer Discretionary (0.0%)
Media (0.0%)
Granite Broadcasting Corp.,
12.75%, 4/1/09	1,500	$109,500

Total Preferred Stocks (0.0%) (Cost $760,500)		109,500

	Number of Warrants
WARRANTS:
Utilities (0.0%)
Independent Power Producers & Energy Traders (0.0%)
Mirant Corp., expiring 1/31/11* (Cost $6,913)	4,351	64,830

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investment of Cash Collateral for Securities Loaned (20.0%)
Banc of America Securities LLC, Repurchase Agreement
5.32%, 2/1/07 (r)	$115,840,238	115,840,238

Time Deposit (2.3%)
JPMorgan Chase Nassau
4.73%, 2/1/07	13,158,634	13,158,634

Total Short-Term Investments (22.3%) (Amortized Cost $128,998,872)		128,998,872

Total Investments (119.6%) (Cost/Amortized Cost $457,445,381)		691,683,100
Other Assets Less Liabilities (-19.6%)		(113,351,308)

Net Assets (100%)		578,331,792

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $833 or 0.00% of net assets) valued at fair value.

‡	Affiliated company as defined under the Investment Company Act of 1940 (See Note 6).

(r)	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SMALL COMPANY VALUE FUND

PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2007 (Unaudited)

Investments in companies which were affiliates for the three months ended January 31, 2007, were as follows:

Securities	Market Value October 31, 2006	Purchases at Cost	Sales at Cost	Market Value January 31, 2007	Dividend Income	Realized Gain
Crazy Woman Creek Bancorp, Inc.	$923,100	$—	$11,764	$967,500	$6,120	$8,235

Investment security transactions for the three months ended January 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$16,097,086
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$55,354,969

As of January 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$256,139,449
Aggregate gross unrealized depreciation	(26,249,235)

Net unrealized appreciation	$229,890,214

Federal income tax cost of investments	$461,792,886

At January 31, 2007, the Fund had loaned securities with a total value $113,991,680. This was secured by collateral of $115,840,238 of which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the three months ended January 31, 2007, the Fund incurred approximately $31,848 as brokerage commissions with Gabelli & Co., an affiliated broker/dealer.

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SOCIALLY RESPONSIBLE FUND

PORTFOLIO OF INVESTMENTS

January 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.6%)
Hotels, Restaurants & Leisure (1.8%)
McDonald’s Corp.	8,800	$390,280

Household Durables (1.1%)
Whirlpool Corp.^	2,800	256,004

Media (1.8%)
Walt Disney Co.	11,300	397,421

Multiline Retail (1.1%)
J.C. Penney Co., Inc.	3,100	251,844

Specialty Retail (2.5%)
Home Depot, Inc.	7,600	309,624
Pacific Sunwear of California, Inc.*^	12,700	248,920

		558,544

Textiles, Apparel & Luxury Goods (1.3%)
Liz Claiborne, Inc.	6,300	279,720

Total Consumer Discretionary		2,133,813

Consumer Staples (3.2%)
Food & Staples Retailing (0.9%)
Safeway, Inc.	5,400	194,562

Food Products (2.3%)
Del Monte Foods Co.	21,200	242,952
General Mills, Inc.	4,800	274,752

		517,704

Total Consumer Staples		712,266

Energy (9.0%)
Energy Equipment & Services (1.1%)
GlobalSantaFe Corp.	4,300	249,443

Oil, Gas & Consumable Fuels (7.9%)
Anadarko Petroleum Corp.	4,000	175,000
Apache Corp.	3,600	262,692
BP plc (ADR)	5,600	355,656
ConocoPhillips	7,300	484,793
Devon Energy Corp.	6,700	469,603

		1,747,744

Total Energy		1,997,187

Financials (30.6%)
Capital Markets (1.8%)
Bear Stearns Cos., Inc.	2,400	395,640

Commercial Banks (4.9%)
First Horizon National Corp.^	5,000	218,000
KeyCorp.	8,300	316,811
U.S. Bancorp.	8,700	309,720
Wachovia Corp.	4,200	237,300

		1,081,831

Diversified Financial Services (8.7%)
Bank of America Corp.	15,700	825,506
Citigroup, Inc.	14,300	788,359
JPMorgan Chase & Co.	6,100	310,673

		1,924,538

Insurance (12.8%)
ACE Ltd.	5,200	300,456
Allstate Corp.	6,100	366,976
American International Group, Inc.	4,300	294,335
Aon Corp.	5,300	190,058
Axis Capital Holdings Ltd.	9,200	303,140
Chubb Corp.	5,100	265,404
Hartford Financial Services Group, Inc.	1,200	113,892
MetLife, Inc.	5,000	310,600
Nationwide Financial Services, Inc.	6,700	366,155
St. Paul Travelers Cos., Inc.	6,300	320,355

		2,831,371

Thrifts & Mortgage Finance (2.4%)
Fannie Mae	4,000	226,120
Washington Mutual, Inc.^	7,200	321,048

		547,168

Total Financials		6,780,548

Health Care (5.7%)
Health Care Equipment & Supplies (1.0%)
Boston Scientific Corp.*	12,100	223,245

Health Care Providers & Services (2.9%)
CIGNA Corp.	2,900	383,960
UnitedHealth Group, Inc.	4,900	256,074

		640,034

Pharmaceuticals (1.8%)
Bristol-Myers Squibb Co.	13,500	388,665

Total Health Care		1,251,944

Industrials (8.7%)
Commercial Services & Supplies (2.8%)
Deluxe Corp.	9,300	278,256
Pitney Bowes, Inc.	6,900	330,303

		608,559

Electrical Equipment (0.9%)
Cooper Industries Ltd., Class A	2,200	201,058

Machinery (1.8%)
Deere & Co.	4,000	401,120

Road & Rail (3.2%)
Burlington Northern Santa Fe Corp.	5,100	409,836
CSX Corp.	8,100	297,999

		707,835

Total Industrials		1,918,572

Information Technology (9.8%)
Communications Equipment (1.1%)
Nokia Oyj (ADR)	10,500	232,050

Computers & Peripherals (6.4%)
Electronics for Imaging, Inc.*	13,400	308,870
Hewlett-Packard Co.	10,000	432,800
International Business Machines Corp.	6,900	684,135

		1,425,805

Semiconductors & Semiconductor Equipment (1.0%)
Intel Corp.	10,200	213,792

Software (1.3%)
CA, Inc.^	12,100	297,055

Total Information Technology		2,168,702

Materials (8.5%)
Chemicals (5.9%)
Air Products & Chemicals, Inc.	5,500	410,630
Huntsman Corp.*	14,800	309,468
PolyOne Corp.*	31,500	230,895
Praxair, Inc.	5,100	321,606
Wellman, Inc.^	17,300	49,305

		1,321,904

Containers & Packaging (1.5%)
Temple-Inland, Inc.	6,500	324,610

Paper & Forest Products (1.1%)
MeadWestvaco Corp.	8,000	241,120

Total Materials		1,887,634

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SOCIALLY RESPONSIBLE FUND

PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Telecommunication Services (5.0%)
Diversified Telecommunication Services (4.3%)
AT&T, Inc.	8,600	$323,618
BCE, Inc.	12,739	334,526
Verizon Communications, Inc.	8,000	308,160

		966,304

Wireless Telecommunication Services (0.7%)
Sprint Nextel Corp.	8,500	151,555

Total Telecommunication Services		1,117,859

Utilities (6.1%)
Electric Utilities (3.6%)
IDACORP, Inc.^	12,900	476,655
Reliant Energy, Inc.*	21,200	315,456

		792,111

Multi-Utilities (2.5%)
OGE Energy Corp.^	14,400	557,568

Total Utilities		1,349,679

Total Common Stocks (96.2%) (Cost $19,290,252)		21,318,204

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investment of Cash Collateral for Securities Loaned (6.2%)
Banc of America Securities LLC, Repurchase Agreement
5.32%, 2/1/07 (r)	$1,370,251	1,370,251

Time Deposit (3.5%)
JPMorgan Chase Nassau
4.73%, 2/1/07	783,886	783,886

Total Short-Term Investments (9.7%) (Amortized Cost $2,154,137)		2,154,137

Total Investments (105.9%) (Cost/Amortized Cost $21,444,389)		23,472,341
Other Assets Less Liabilities (-5.9%)		(1,301,032)

Net Assets (100%)		$22,171,309

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(r)	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the three months ended January 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,301,724
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,004,002

As of January 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,288,318
Aggregate gross unrealized depreciation	(302,464)

Net unrealized appreciation	$1,985,854

Federal income tax cost of investments	$21,486,487

At January 31, 2007, the Fund had loaned securities with a total value $1,348,341. This was secured by collateral of $1,370,251 of which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE TAX-EXEMPT INCOME FUND

PORTFOLIO OF INVESTMENTS

January 31, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Alabama (5.0%)
Mobile Water & Sewer Commissioners
5.250%, 1/1/18	$1,000,000	$1,058,790

California (6.1%)
Hacienda La Puente Unified School District,
Series B
5.250%, 8/1/23	1,200,000	1,286,400

Colorado (7.9%)
Colorado Department of Transportation (Prerefunded)
6.000%, 6/15/15	1,000,000	1,074,790
Colorado Health Facilities Authority (Prerefunded)
5.500%, 9/1/16	550,000	588,648

		1,663,438

Florida (15.2%)
Coral Gables Health Facilities Authority
5.250%, 8/15/24	1,000,000	1,070,480
Miami-Dade County Expressway Authority,
Series B
5.250%, 7/1/26	1,000,000	1,075,420
Tampa Water & Sewer, Series A
5.250%, 10/1/19	1,000,000	1,068,350

		3,214,250

Illinois (11.5%)
Chicago Skyway Toll Bridge (Prerefunded)
5.500%, 1/1/31	1,000,000	1,070,130
Cook County, Illinois, Series A (Prerefunded)
5.125%, 11/15/26	500,000	526,105
Metropolitan Pier & Exposition Authority
5.250%, 12/15/28	800,000	830,360

		2,426,595

Michigan (2.5%)
Michigan Municipal Bond Authority (Prerefunded)
5.750%, 10/1/16	500,000	529,685

Missouri (5.2%)
Missouri State Health & Educational Facilities Authority
5.500%, 10/1/15	1,000,000	1,105,690

Nevada (6.7%)
Clark County School District
5.500%, 6/15/13	$1,300,000	$1,417,637

New York (4.9%)
New York State Dormitory Authority (Prerefunded)
5.250%, 7/1/30	1,000,000	1,049,130

Ohio (8.8%)
Hamilton County, Ohio Sales Tax (Prerefunded)
5.000%, 12/1/27	1,000,000	1,027,150
State of Ohio
5.500%, 9/15/15	760,000	846,420

		1,873,570

South Carolina (5.0%)
South Carolina State Public Service Authority, Series A (Prerefunded)
5.750%, 1/1/15	1,000,000	1,063,510

South Dakota (4.8%)
South Dakota Housing Development Authority,
Series K
5.050%, 5/1/36	1,000,000	1,020,100

Texas (12.6%)
Harris County Health Facilities Development Corp., Series A (Prerefunded)
5.750%, 7/1/14	1,000,000	1,053,760
Houston Utilities System Revenue, Series A
5.250%, 5/15/25	1,500,000	1,608,480

		2,662,240

Washington (2.7%)
Washington State, Series B AT-7
6.400%, 6/1/17	500,000	581,545

Total Investments (98.9%) (Cost $19,970,123)		20,952,580
Other Assets Less Liabilities (1.1%)		222,921

Net Assets (100%)		$21,175,501

Investment security transactions for the three months ended January 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$2,059,978
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$3,194,815

As of January 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$993,765
Aggregate gross unrealized depreciation	(11,308)

Net unrealized appreciation	$982,457

Federal income tax cost of investments	$19,970,123

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

January 31, 2007 (Unaudited)

Note 1 Organization and Significant Accounting Policies

AXA Enterprise Funds Trust (“Trust”) is a Delaware trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with sixteen Funds (each a “Fund” and together the “Funds”). The investment manager to each Fund is AXA Equitable Life Insurance Company (“AXA Equitable” or the “Manager”). The day-to-day portfolio management of each Fund is provided by an investment sub-adviser (each an “Adviser”) selected by the Manager.

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this involves future claims that may be made against the Trust. However, based on experience, the Trust and management expect that risk of loss to be remote.

During the reporting period, each Fund had four classes of shares outstanding: Class A, Class B, Class C and Class Y. There are an unlimited number of shares with a par value of $0.001 authorized. Under the Trust’s multiple class distribution system, all classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the Distribution Plan.

The investment objectives of each Fund are as follows:

AXA Enterprise Capital Appreciation Fund (advised by Marsico Capital Management, LLC) — Maximum capital appreciation.

AXA Enterprise Deep Value Fund (advised by Barrow, Hanley, Mewhinney & Strauss, Inc.) — Total return through capital appreciation with income as a secondary consideration.

AXA Enterprise Equity Fund (advised by TCW Investment Management Company (“TCW”)) — Long-term capital appreciation.

AXA Enterprise Equity Income Fund (advised by Boston Advisors, LLC) — Above average and consistent total return through a combination of growth and income investing.

AXA Enterprise Global Financial Services Fund (advised by AllianceBernstein L.P.) — Capital appreciation.

AXA Enterprise Government Securities Fund (advised by TCW) — Current income and safety of principal.

AXA Enterprise Growth and Income Fund (advised by UBS Global Asset Management (Americas), Inc.) — Total return through capital appreciation with income as a secondary consideration.

AXA Enterprise High-Yield Bond Fund (advised by Caywood-Scholl Capital Management) — Maximum current income.

AXA Enterprise International Growth Fund (advised by Wentworth, Hauser, and Violich, Inc.) — Capital appreciation.

AXA Enterprise Large Cap Growth Fund (advised by Ark Asset Management Co., Inc.) — Capital appreciation.

AXA Enterprise Money Market Fund (advised by The Dreyfus Corporation) — Highest possible level of current income consistent with preservation of capital and liquidity.

AXA Enterprise Short Duration Bond Fund (advised by BlackRock Financial Management, Inc.) — Current income with reduced volatility of principal.

AXA ENTERPRISE FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

January 31, 2007 (Unaudited)

AXA Enterprise Small Company Growth Fund (advised by Eagle Asset Management, Inc.) — Capital appreciation.

AXA Enterprise Small Company Value Fund (advised by GAMCO Asset Management, Inc.) — Maximum capital appreciation.

AXA Enterprise Socially Responsible Fund (advised by Brandywine Global Investment Management, LLC) — Total return.

AXA Enterprise Tax-Exempt Income Fund (advised by MBIA Capital Management Corp.) — High level of current income exempt from federal income tax, with consideration given to preservation of principal.

The following is a summary of the significant accounting policies of the Trust:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Valuation:

Stocks listed on national securities exchanges are valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Other unlisted stocks are valued at their last sale price or official closing price or, if no reported sale occurs during the day, at a bid price estimated by a broker. Securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

Convertible preferred stocks listed on national securities exchanges or included on the NASDAQ stock market are valued as of their last sale price or, if there is no sale, at the latest available bid price. Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such securities. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quote will be obtained from a broker and converted to a price.

Options, including options on futures that are traded on exchanges, are valued at their last sale price, and, if the last sale price is not available, then the previous day’s sale price is used. Options not traded on an exchange or actively traded are valued at fair value under the direction of the Board of Trustees (“Trustees”).

Long-term corporate bonds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities; however, when such prices are unavailable, such bonds will be valued using broker quotes.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

Foreign securities, including foreign government securities, not traded directly, or in American Depository Receipt (ADR) or similar form in the United States, are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

AXA ENTERPRISE FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

January 31, 2007 (Unaudited)

Short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities which mature in more than 60 days are valued at representative quoted prices. The AXA Enterprise Money Market Fund values all short-term debt securities at amortized cost.

Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date.

Other securities and assets for which market quotations are not readily available or for which valuation can not be provided, are valued at fair value under the direction of the Trustees.

Pursuant to procedures approved by the Trustees, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected, as by a method approved by the Trustees, in the Trust’s calculation of net asset values for each applicable Fund when the Trust’s Manager deems that the particular event or circumstance would materially affect such Fund’s net asset value.

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income (including amortization of premium and accretion of discount) on debt securities using the effective yield method is accrued daily. The Trust records gains and losses realized on prepayments received on mortgage-backed securities in interest income.

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i)	market value of investment securities, other assets and liabilities - at the valuation date;

(ii)	purchases and sales of investment securities, income and expenses - at the date of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, security payables/receivables, forward foreign currency exchange contracts and foreign cash recorded on the Fund’s books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions and foreign currency translations in the realized and unrealized gains and losses section, respectively, of the Statements of Operations. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of amounts actually received or paid.

Securities Lending:

For all Funds, the Trustees have approved the lending of portfolio securities, through its custodian bank, JPMorgan Chase Bank N.A. (“JPMorgan”), acting as lending agent, to certain approved broker-dealers, in exchange for negotiated lenders’ fees. By lending investment securities, a Fund attempts to increase its net investment income through the receipt of interest on the cash equivalents held as collateral on the loan. Any gain or loss in the market price of the securities loaned that might occur and

AXA ENTERPRISE FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

January 31, 2007 (Unaudited)

any interest earned or dividends declared during the term of the loan would be for the account of the Fund. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of Fund securities will be continuously secured by collateral in cash or high grade and liquid debt securities at least equal at all times to the market value of the security loaned. The securities loaned are marked to market on a daily basis to ensure the collateral is sufficient. JPMorgan will indemnify each Fund from any loss resulting from a borrower’s failure to return a loaned security when due. JPMorgan invests the cash collateral on behalf of the Funds and retains a portion of the interest earned. The net amount of interest earned, after the interest rebate, is included in the Statements of Operations as securities lending income.

Illiquid Securities:

At times, the Funds may hold, up to their SEC or prospectus defined limitations, illiquid securities that they may not be able to sell at their current fair value price. Although it is expected that the fair value represents the current realizable value on disposition of such securities, there is no guarantee that the Funds will be able to do so. In addition, the Funds may incur certain costs related to the disposition of such securities. Any securities the investment manager has deemed to be illiquid have been denoted as such in the Portfolios of Investments.

Repurchase Agreements:

Certain Funds may enter into repurchase agreements with qualified and Manager-approved banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on their cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Fund, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one business day) and price. Each repurchase agreement entered into by a Fund will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Fund’s right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Fund could suffer a loss.

Options Written:

Certain Funds may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Fund or to enhance investment performance. Certain Funds may purchase and sell exchange traded options on foreign currencies. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options that expire unexercised are recognized as gains on the expiration date. Premiums received from writing options that are exercised or are cancelled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Fund must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. By writing a covered call option, a Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. A Fund also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options. The Funds, however, are not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

AXA ENTERPRISE FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

January 31, 2007 (Unaudited)

Short Sales Against the Box:

Certain Funds may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Fund owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Fund to, for example, lock in a sale price for a security the Fund does not wish to sell immediately. The Fund will designate the segregation, either on its records or with the Trust’s custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Not more than 10% of a Fund’s net assets may be held as collateral for short sales against the box at any one time. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Fund bears the risk of potential inability of the broker to meet their obligation to perform.

Futures Contracts, Options on Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

The futures contracts and options on futures contracts used by the Funds are agreements to buy or sell a financial instrument for a set price in the future. Certain Funds may buy or sell futures contracts and options on futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Funds’ securities or the price of securities that it intends to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and options on futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts and options on futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts and options on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Should interest rates or indices move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transactions; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade.

Certain Funds may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) if they designate the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or if they enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is risk in addition to the risk of decline in value of the Fund’s other assets. Where such purchases or sales are made through dealers, a Fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Fund of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner; however, during the commitment period, these investments earn no interest or dividends.

AXA ENTERPRISE FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

January 31, 2007 (Unaudited)

Certain Funds may purchase foreign currency on a spot (or cash) basis. In addition, certain Funds may enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking to market.” The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statement of Operations. The Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of Fund securities (“transaction hedging”) and to protect the value of specific Fund positions (“position hedging”). The Funds are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Swaps:

Certain Funds may invest in swap contracts, which are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. A Fund will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two returns. A Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust’s custodian, of cash or other liquid obligations. A Fund will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Trust’s Board of Trustees. Swaps agreements are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Notional principal amounts are used to express the extent of involvement in these transactions, but the amount potentially subject to credit risk is much smaller. None of the Funds had swap contracts outstanding at January 31, 2007.

Inflation Indexed Bonds:

Certain Funds may purchase inflation-indexed bonds which are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Over the life of the bond, interest will be paid based on a principal value adjusted for inflation. Any increase in the principal value is considered interest income, even though the Fund will not receive the principal until sold or until maturity.

Dollar Roll Transactions:

Certain Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by a Fund of securities with a simultaneous agreement to repurchase substantially similar securities at an agreed-upon price at a future date. The securities repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of the similar securities. None of the Funds had dollar roll transactions outstanding at January 31, 2007.

Market and Credit Risk:

Written options, futures contracts, forward commitments, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the

AXA ENTERPRISE FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

January 31, 2007 (Unaudited)

option is exercised, the underlying security is then purchased or sold by the Fund at the contract price, which could be disadvantageous relative to the market price. The Fund bears the market risk, which arises from any changes in security values. The credit risk for futures contracts and exchange traded options is limited to failure of the exchange or board of trade which acts as the counterparty to the Fund’s futures transactions. Forward commitments, forward foreign currency exchange contracts, over-the-counter options and swaps are done directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions, there is no daily margin settlement and the Fund is exposed to the risk of default by the counterparty.

Special Valuation/Concentration Risks:

Foreign denominated assets, if any, held by the Funds, may involve risks not typically associated with domestic transactions including, but not limited to, unanticipated movements in exchange rates, the degree of government supervision and regulation of security markets and the possibility of economic instability.

As part of their investment program, certain Funds may invest in collateralized mortgage obligations (“CMOs”). Payments of principal and interest on the mortgages are passed through to the holders of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which the Funds invest, the investment may be subject to a greater valuation risk due to prepayment than other types of mortgage-related securities.

The high-yield securities in which certain Funds may invest may be considered speculative in regard to the issuer’s continuing ability to meet principal and interest payments. The value of the lower rated securities in which the Funds may invest will be affected by the creditworthiness of individual issuers, general economic and specific industry conditions and will generally fluctuate inversely with changes in interest rates. In addition, the secondary trading market for lower quality bonds may be less active and less liquid than the trading market for higher quality bonds.

Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact to a Fund, positive or negative, than if such Fund did not concentrate its investments in such sectors.

Certain securities held by the Funds are valued on the basis of a price provided by a single market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold.

Note 2 Subsequent Events

On December 28, 2006, Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (“Reorganization Agreement”), which must be approved by shareholders of certain Funds of the Trust (“AXA Enterprise Funds”). The Reorganization Agreement provides for the reorganization of each AXA Enterprise Fund into a corresponding Goldman Sachs Fund as set forth below (collectively, the “Reorganizations”):

AXA Enterprise Funds	Goldman Sachs Fund
AXA Enterprise Capital Appreciation Fund	Goldman Sachs Structured U.S. Equity Fund
AXA Enterprise Deep Value Fund	Goldman Sachs Large Cap Value Fund
AXA Enterprise Equity Fund	Goldman Sachs Structured Large Cap Growth Fund
AXA Enterprise Equity Income Fund	Goldman Sachs Growth and Income Fund
AXA Enterprise Government Securities Fund	Goldman Sachs Government Income Fund
AXA Enterprise Growth and Income Fund	Goldman Sachs Growth and Income Fund

AXA ENTERPRISE FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Concluded)

January 31, 2007 (Unaudited)

AXA Enterprise Funds	Goldman Sachs Fund
AXA Enterprise High-Yield Bond Fund	Goldman Sachs High Yield Fund
AXA Enterprise International Growth Fund	Goldman Sachs Strategic International Equity Fund
AXA Enterprise Large Cap Growth Fund	Goldman Sachs Capital Growth Fund
AXA Enterprise Money Market Fund	Goldman Sachs Institutional Liquid Assets Prime Obligations Fund
AXA Enterprise Short Duration Bond Fund	Goldman Sachs Enhanced Income Fund
AXA Enterprise Small Company Growth Fund	Goldman Sachs Structured Small Cap Growth Fund
AXA Enterprise Small Company Value Fund	Goldman Sachs Structured Small Cap Value Fund
AXA Enterprise Tax-Exempt Income Fund	Goldman Sachs Municipal Income Fund

Pending shareholder approval, it is anticipated that the effective date of the Reorganizations will occur in the second quarter of 2007.

Item 2.	Controls and Disclosures.

(a)	The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications required by Item 3 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AXA Enterprise Funds Trust

By:	/s/ Steven M. Joenk
Steven M. Joenk
President
March 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
Chief Executive Officer
March 30, 2007

By:	/s/ Kenneth T. Kozlowski
Kenneth T. Kozlowski
Chief Financial Officer and Treasurer
March 30, 2007